Dear Shareholder:

The U.S. economy continues to deliver steady growth with few signs of rising inflation. Asian currency devaluations and market drops have added to the jitteriness of domestic equity markets, but should help keep a lid on U.S. inflation while continuing to keep the interest rates of high-quality, dollar-denominated obligations on their downward glide. As a consequence, we believe that fixed-income securities should continue to perform well. Corporate profit growth however, will become increasingly more difficult to achieve. We believe those companies reaching their growth targets will be rewarded in the market and we continue to find the best prospects for good growth at reasonable prices in mid-sized and smaller companies, although recent turbulence in the equity markets has given us an opportunity to pick up some larger companies at what we believe to be attractive prices.

WINTHROP SMALL COMPANY VALUE FUND

The Class A shares of the Winthrop Small Company Value Fund returned 32.48% for the fiscal year ended October 31, 1997, versus 29.33% for the Russell 2000 Index. For the third consecutive year, small company shares, as measured by the Russell 2000, under-performed large company shares, as measured by the S&P 500. Recent turmoil in Asian and Japanese economies may help the relative performance of smaller company shares, as they tend to be less exposed to global economies. Additionally, amid signs that worldwide economic growth may be slowing, larger companies may find acquiring their smaller competitors an attractive way to bolster growth. The Fund has already benefited from several of its holdings being acquisition targets in 1997.

Our relative performance in 1997 was hampered by our underweighted position in the energy sector. The financial services sector, which represents approximately 14% of the Fund's portfolio, has benefited from the rash of takeovers in the banking industry. While we expect these trends to continue, many of the stocks are already reflecting some amount of acquisition premium, making it difficult for us to effectively deploy capital there.

Aside from benefiting from takeovers, the portfolio has enjoyed strong performance from Applied Power, Dallas Semiconductor, First American of Tenn., Herman Miller and Poe & Brown. We continue to believe that our strategy of investing in a diversified group of niche-oriented, conservatively financed, well managed smaller companies--that are available at reasonable prices--will be rewarding.

WINTHROP GROWTH AND INCOME FUND

For the year ended October 31, 1997, Winthrop Growth and Income Fund Class A shares returned 30.53%, versus a 32.12% return for the S&P 500. During the turbulent quarter ended October 31, 1997, the Fund held its ground better than the S&P 500, declining only 1.59% versus a 3.75% drop for the S&P 500. This is consistent with what the Fund hopes to achieve--to participate in rising markets and outperform in market declines.


During the course of the year, many financial services stocks and consumer holdings performed well. Long time positions in Freddie Mac (+50%), AIG (+41%), Pfizer (+72%) and Schering Plough (+75%) provided powerful performance, as holdings in RJR Nabisco (+9%), United Technologies (+9%) and Bemis (+9%) turned in single-digit returns.

Going forward, the Fund has added new positions, such as Sysco Corp. and First Data, and added to an existing position in Automatic Data. Each of these companies has achieved consistent earnings growth that has been overlooked in the market and has traditionally traded at a significant premium to the S&P 500's price/earnings ratio. They are trading at a near-market multiple today, and we believe each will grow earnings by at least fifteen percent a year for the next three years. We believe that identifying companies able to grow earnings in an environment that is likely to be less hospitable to profitability will be key in delivering performance over the next two years.

WINTHROP GROWTH FUND

For the twelve months ended October 31, 1997, Winthrop Growth Fund Class A shares returned 26.48%, versus a 32.12% return for the S&P 500. Financial and technology stocks were again among the Fund's most successfull holdings. In the finance group, AIG, US Bancorp and Bank of America performed particularly well. Among the Fund's technology holdings, PeopleSoft, Microsoft and Molex were strong performers.

WINTHROP FIXED INCOME FUND

The Winthrop Fixed Income Fund Class A shares returned 6.84% for the fiscal year ended October 31, 1997, slightly trailing the 7.49% return of the Lehman Government/Corporate Intermediate Index. On a calendar-year basis through October 31, 1997, the Fund gained ground vs. the Lehman Index, returning 6.34% vs 6.77%, respectively. The Fund's duration, which is more than 20% longer than its benchmark Lehman Index, benefited shareholders of the Fund in the second half of the year, as interest rates declined 100 basis points from April levels. The Fund has been and continues to be positioned to take advantage of interest rate declines in the months to come.

The longer duration and higher quality orientation of the Fund is supported by our view that domestic growth will decelerate as we move into 1998. As concerns regarding the Asian markets have mounted, sending the U.S. dollar to ever higher levels, the outlook for U.S. corporate profits has deteriorated. Historically, slower growth expectations have led investors to demand a higher risk premium or spread for corporate debt/higher credit risk ownership. We are monitoring current market developments for opportunities as risk premiums rise.

WINTHROP MUNICIPAL TRUST FUND

The Winthrop Municipal Trust Fund Class A shares returned 7.37% for the fiscal year ended October 31, 1997. It was a good year for the Fund's performance, as this return exceeded that of the Lipper Intermediate Municipal Index of 6.57% by 80 basis points. The Fund's longer duration relative to the index clearly benefited performance.

We have focused on upgrading the credit quality of the Fund as we moved through the year. The Fund has continually sold "BBB" rated securities in favor of solid "AA" rated revenue bonds. We believe that these securities will outperform the plethora of "AAA" insured securities. While we remain positive on the direction of interest rates, further gains to municipal prices could be tempered by increased supply with refunding issues. We remain long our benchmark duration and look for opportunities in the coming year as increased supply may result in credit spread widening.

Thank you for your investment in the Winthrop Focus Funds. The Officers and Trustees would like to wish you a happy and prosperous New Year.


Sincerely,



G. Moffett Cochran                                                December, 1997
President

FOCUS FUND HIGHLIGHTS (unaudited)

            Winthrop Growth Fund

                 Portfolio Changes for the Six Months Ended October 31, 1997


                 Major Purchases                 Major Sales

                 Federal-Mogul Corp.(1)          Archer-Daniels-Midland Co.(2)
                 Firstar Corp.(1)                Barnett Banks, Inc.(2)
                 Franklin Resources, Inc.(1)     Capital One Financial Corp.(2)
                 Steel Dynamics, Inc.(1)         Delta Air Lines, Inc.(2)
                 Sysco Corp.(1)                  Eastman Kodak Co.(2)
                 WorldCom, Inc.(1)               General Motors Corp.(2)
                                                 Glenayre Technologies, Inc.(2)
                                                 Health Management Associates, Inc. Cl. A(2)
                                                 MCI Communications Corp.(2)
                                                 Nucor Corp.(2)

                 (1) New Holdings                (2) Deletions



                 Ten Largest Holdings October 31, 1997

                                                                   Percent
                                                    Value          of Fund
                                                -------------     ---------
       BankAmerica Corp.....................    $ 3,374,800           3.6%
       Procter & Gamble Co..................      3,168,800           3.4
       Exxon Corp...........................      3,071,875           3.3
       Federal Home Loan Mortgage Corp......      3,060,300           3.3
       American International Group, Inc....      2,908,781           3.1
       Merck & Co., Inc.....................      2,766,750           3.0
       Worldcom, Inc........................      2,690,000           2.9
       Firstar Corp.........................      2,687,700           2.9
       Microsoft Corp.......................      2,600,000           2.8
       Schering-Plough Corp.................      2,522,813           2.7
                                                -----------          ----
                                                $28,851,819          31.0%
                                                ===========          ====

       Investment Results For the Periods Ended October 31, 1997

                                                   Average Annual Total Return
                                                   ----------------------------
                                                       Winthrop
                                                     Growth Fund

                                                  ----------------
                                                   Without     With
                                                    Load       Load    S&P 500
                                                   --------    -----   --------
               Class A:
                   1 year .....................     26.48%    20.47%    32.12%
                   5 years ....................     15.26     14.14     19.87
                   10 years ...................     12.82     12.27     17.17
               Class B:
                   1 year .....................     25.66     21.66     32.12
                   From inception 2/96 ........     18.91     17.32     25.71


                             [Performance Graph]

WINTHROP GROWTH FUND-CL. A

                "Without Load"            "With Load"            "S&P"
"10/87"             10,000                   9,525               10,000
"10/88"             11,172                  10,642               11,480
"10/98"             13,599                  12,953               14,510
"10/90"             12,096                  11,522               13,424
"10/91"             15,690                  14,944               17,923
"10/92"             16,421                  15,641               19,706
"10/93"             18,778                  17,887               22,650
"10/94"             19,558                  18,629               23,524
"10/95"             21,946                  20,903               29,742
"10/96"             26,405                  25,151               36,913
"10/97"             33,397                  31,811               48,769

                        COMPARISON OF CHANGE IN VALUE
                            OF $10,000 INVESTMENT


The performance data quoted represents past performance, which is no indication of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. No adjustment has been made for any income taxes payable by shareholders on dividends or capital gains, but the returns calculated above have been computed after deduction of all fund expenses including advisory fees. Class A returns shown above are computed with and without the imposition of the maximum 4.75% front-end sales load. Effective February 28, 1996, the Fund began offering Class B shares which, instead of a front-end sales load, are subject to a contingent deferred sales charge (CDSC) ranging from 4% during the first year to 0% after 4 years. Accordingly, returns on Class B shares will differ from those of Class A shares and are referenced in the table above with and without the imposition of the maximum 4% CDSC.


The S&P 500 Composite Stock Price Index is a widely accepted, unmanaged index of overall stock market performance, which does not take into account charges, fees and other expenses.

FOCUS FUND HIGHLIGHTS (unaudited)

Winthrop Growth and Income Fund

                 Portfolio Changes for the Six Months Ended October 31, 1997



                 Major Purchases                                       Major Sales

                 Comcast Corp. - Special Cl. A(1)                      Allmerica Property & Casualty Cos., Inc.(2)
                 Edison International(1)                               Columbia/HCA Healthcare Corp.(2)
                 First Data Corp.(1)                                   Electronic Data Systems Corp.(2)
                 IBP, Inc.(1)                                          First Bank Systems, Inc(2)
                 Martin Marietta Materials, Inc.(1)                    General Instruments Corp.(2)
                 Sysco Corp.(1)                                        Hasbro, Inc.(2)
                 U.S. Bancorp(1)                                       Heinz (H.J.) Co.(2)
                 Union Texas Petroleum Holdings, Inc.(1)               RJR Nabisco Holdings Corp. Cv. Pfd.(2)

                 (1) New Holdings                                      (2) Deletions


                 Ten Largest Holdings October 31, 1997

                                                                        Percent
                                                             Value      of Fund
                                                         -------------  -------
                 U.S. Bancorp.......................... $  5,646,910       3.4%
                 Federal Home Loan Mortgage Corp.......    5,302,500       3.2
                 American International Group, Inc.....    4,500,956       2.7
                 Raytheon Co...........................    4,388,825       2.7
                 Loews Corp............................    3,909,062       2.4
                 Amoco Corp............................    3,667,500       2.2
                 Sysco Corp............................    3,640,000       2.2
                 Burlington Northern Santa Fe..........    3,562,500       2.2
                 United Technologies Corp..............    3,430,000       2.1
                 Tyco International Ltd................    3,367,300       2.0
                                                         -------------   -----
                                                         $41,415,553      25.1%
                                                         =============   =====

              Investment Results For the Periods Ended October 31, 1997

                                           Average Annual Total Return
                                           ----------------------------
                                            Winthrop

                                           Growth and
                                          Income Fund
                                       -----------------
                                       Without       With
                                        Load         Load       S&P 500
                                      --------       -----     --------
Class A:
    1 year ...................         30.53%        24.33%      32.12%
    5 years ..................         17.84         16.70       19.87
    10 years .................         14.71         14.15       17.17
Class B:
    1 year ...................         29.59         25.59       32.12
    From inception 2/96 ......         21.98         20.41       25.71


                             [Performance Graph]

WINTHROP GROWTH AND INCOME FUND-CL. A

                "Without Load"            "With Load"            "S&P"
"10/87"             10,000                   9,525               10,000
"10/88"             11,393                  10,852               11,480
"10/98"             13,843                  13,191               14,510
"10/90"             12,770                  12,164               13,424
"10/91"             16,199                  15,429               17,923
"10/92"             17,356                  16,532               19,706
"10/93"             20,295                  19,331               22,650
"10/94"             21,225                  20,217               23,524
"10/95"             24,643                  23,473               29,742
"10/96"             30,211                  28,776               36,913
"10/97"             39,434                  37,561               48,769

                        COMPARISON OF CHANGE IN VALUE
                            OF $10,000 INVESTMENT


The performance data quoted represents past performance, which is no indication of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. No adjustment has been made for any income taxes payable by shareholders on dividends or capital gains, but the returns calculated above have been computed after deduction of all fund expenses including advisory fees. Class A returns shown above are computed with and without the imposition of the maximum 4.75% front-end sales load. Effective February 28, 1996, the Fund began offering Class B shares which, instead of a front-end sales load, are subject to a contingent deferred sales charge (CDSC) ranging from 4% during the first year to 0% after 4 years. Accordingly, returns on Class B shares will differ from those of Class A shares and are referenced in the table above with and without the imposition of the maximum 4% CDSC.

The S&P 500 Composite Stock Price Index is a widely accepted, unmanaged index of overall stock market performance, which does not take into account charges, fees and other expenses.

FOCUS FUND HIGHLIGHTS (unaudited)

Winthrop Small Company Value Fund

   Portfolio Changes for the Six Months Ended October 31, 1997

   Major Purchases                              Major Sales

   ATL Ultrasound, Inc.(1)                      Core Industries, Inc.(2)
   Bard (C.R.), Inc.(1)                         DH Technology, Inc.(2)
   Cambrex Corp.(1)                             Fort Howard Corp.(2)
   Dallas Semiconductor Corp.(1)                Furon Co.(2)
   Hadco Corp.(1)                               Glenayre Technologies, Inc.(2)
   HSB Group, Inc.(1)                           Helig-Meyers Co.(2)
   National Fuel Gas Co.(1)                     Nellcor Puritan Bennett(2)
   Wausau Paper Mills Co.(1)                    Stanhome, Inc.(2)
                                                VeriFone, Inc.(2)
                                                Wyle Electronics(2)

   (1) New Holdings                             (2) Deletions

   Ten Largest Holdings October 31, 1997

                                                                     Percent
                                                   Value             of Fund
                                               -------------         -------
Carlisle Companies, Inc. ..................    $ 6,578,325              2.2%
First American Corp. of Tennessee .........      6,422,000              2.1
Teleflex, Inc. ............................      6,369,750              2.1
Applied Power, Inc. Cl. A .................      5,673,937              1.9
FirstMerit Corp. ..........................      5,610,000              1.9
Hanna (M.A.) Co. ..........................      5,497,625              1.8
First Commerce Corp. ......................      5,146,425              1.7
Werner Enterprises, Inc. ..................      4,777,250              1.6
Methode Electronics, Inc. Cl. A ...........      4,772,588              1.6
AptarGroup, Inc. ..........................      4,631,231              1.5
                                               -----------             ----
                                               $55,479,131             18.4%
                                               ===========             ====

                 Investment Results For the Periods Ended October 31, 1997

                                                 Average Annual Total Return
                                                ----------------------------
                                                  Winthrop
                                                Small Company
                                                 Value Fund
                                             -----------------
                                               Without    With     Russell
                                                Load      Load      2000
                                              --------    -----   --------

                   Class A:
                       1 year ..............   32.48%    26.19%    29.33%
                       5 years .............   17.06     15.92     18.69
                       10 years ............   17.30     16.73     15.89
                   Class B:
                       1 year ..............   31.55     27.55     29.33
                       From inception 2/96 .   21.44     19.86     20.56


                             [Performance Graph]

WINTHROP SMALL COMPANY VALUE FUND-CL. A

                "Without Load"            "With Load"           "Russell"
"10/87"             10,000                   9,525               10,000
"10/88"             13,065                  12,444               12,713
"10/98"             15,169                  14,449               14,691
"10/90"             12,272                  11,690               10,681
"10/91"             18,600                  17,717               16,938
"10/92"             22,442                  21,376               18,546
"10/93"             28,129                  26,792               24,554
"10/94"             29,443                  28,045               24,478
"10/95"             32,712                  31,158               28,965
"10/96"             37,227                  35,459               33,776
"10/97"             49,319                  46,977               43,683

                        COMPARISON OF CHANGE IN VALUE
                            OF $10,000 INVESTMENT


The performance data quoted represents past performance, which is no indication of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. No adjustment has been made for any income taxes payable by shareholders on dividends or capital gains, but the returns calculated above have been computed after deduction of all fund expenses including advisory fees. Class A returns shown above are computed with and without the imposition of the maximum 4.75% front-end sales load. Effective February 28, 1996, the Fund began offering Class B shares which, instead of a front-end sales load, are subject to a contingent deferred sales charge (CDSC) ranging from 4% during the first year to 0% after 4 years. Accordingly, returns on Class B shares will differ from those of Class A shares and are referenced in the table above with and without the imposition of the maximum 4% CDSC.


The Russell 2000 Index is an unmanaged index and is composed of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index is composed of 3,000 of the largest U.S. companies by market capitalization. The Index does not take into account charges, fees and other expenses.

FOCUS FUND HIGHLIGHTS

Winthrop Fixed Income Fund

    Portfolio Changes for the Six Months Ended October 31, 1997

    Major Purchases                        Major Sales

    Ford Capital BV(1)                     Duke Power Co.(2)
     9.375%, 01/01/98                       6.375%, 03/01/08
    Oklahoma Gas & Electric(1)             Student Loan Marketing Assn.(2)
     6.500%, 07/15/17                       Ser. 1997-1, 5.730%, 10/25/05
    United States Treasury Bonds(1)        United States Treasury Notes(2)
     9.375%, 02/15/06                       6.125%, 05/15/98
    United States Treasury Notes(1)        United States Treasury Notes(2)
     8.000%, 05/15/01                       8.250%, 07/15/98
    United States Treasury Notes(1)        United States Treasury Notes(2)
     6.250%, 02/28/02                       6.500%, 05/31/01
    (1) New Holdings                       (2) Deletions


    Portfolio Characteristics October 31, 1997*

    30 Day Yield, Class A: 5.21%           Average Years to Maturity: 7.1 years
    30 Day Yield, Class B: 4.79%           Average Coupon: 7.55%+
    Average Rating: AA                     Average Duration: 4.4 years

    * Weighted Averages
    + Exclusive of U.S. Treasury Bills and Commercial Paper


                 Investment Results For the Periods Ended October 31, 1997


                                                    Average Annual Total Return
                                                  ------------------------------
                                                    Winthrop Fixed  Lehman Bros.
                                                     Income Fund    Gov't Corp.
                                                   ---------------
                                                    Without  With  Intermediate
                                                      Load   Load   Bond Index
                                                   -------- -----  -------------
                         Class A:
                              1 year ..............  6.84%   1.77%      7.49%
                              5 years .............  5.98    4.96       6.65
                              10 years ............  8.37    7.84       8.41
                         Class B:
                              1 year ..............  6.10    2.10       7.49
                              From inception 2/96 .  4.97    3.23       6.71


                             [Performance Graph]


WINTHROP FIXED INCOME FUND-CL. A

                                                "Lehman Bros. Gov't/Corp
          "Without Load"   "With Load"              Intermediate Index"
"10/87"       10,000           9,525                     10,000
"10/88"       11,127          10,598                     10,932
"10/98"       12,397          11,808                     12,084
"10/90"       13,282          12,651                     12,977
"10/91"       15,130          14,412                     14,767
"10/92"       16,700          15,907                     16,244
"10/93"       18,668          17,782                     17,857
"10/94"       17,851          17,003                     17,513
"10/95"       20,034          19,084                     19,706
"10/96"       20,903          19,912                     20,853
"10/97"       22,333          21,275                     22,414

                        COMPARISON OF CHANGE IN VALUE
                            OF $10,000 INVESTMENT


The performance data quoted represents past performance, which is no indication of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. No adjustment has been made for any income taxes payable by shareholders on dividends or capital gains. Class A returns shown above are computed with and without the imposition of the maximum 4.75% front-end sales load. Effective February 28, 1996, the Fund began offering Class B shares which, instead of a front-end sales load, are subject to a contingent deferred sales charge (CDSC) ranging from 4% during the first year to 0% after 4 years. Accordingly, returns on Class B shares will differ from those of Class A shares and are referenced in the table above with and without the imposition of the maximum 4% CDSC.

The Lehman Brothers Government/Corporate Intermediate Bond Index is comprised of securities in the Lehman Brothers Government/Corporate Bond Index that have maturities of 5 - 10 years. The Lehman Brothers Government/Corporate Bond Index includes the Lehman Brothers Government Bond Index and the Lehman Brothers Corporate Bond Index. The Government Bond Index is made up of the Treasury Bond Index (all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues) and the Agency Bond Index (all publicly issued debt of U.S. Government agencies and quasi-federal corporations, and corporate debt guaranteed by the U.S. Government). The Corporate Bond Index includes all publicly issued, fixed rate, nonconvertible investment grade, dollar-denominated, SEC-registered corporate debt. The Corporate Index sectors are industrial, finance, utility, and Yankee.

FOCUS FUND HIGHLIGHTS (unaudited)


Winthrop Municipal Trust Fund

     Portfolio Changes for the Six Months Ended October 31, 1997

     Major Purchases                              Major Sales

     Chandler, Arizona Street & Highway(1)        California Department of Water Systems (2)
      Revenue 6.900%, 07/01/14                     6.000%, 12/01/07
     Maryland State & Local Facilities(1)         Louisiana Public Facility Auth. Revenue(2)
      5.000%, 08/01/08                             Student Loan Ser. A 6.750%, 09/01/06
     Phoenix, Arizona Civic Improvement(1)        Missouri State Environment Improvement
      Corp. 6.125%, 07/01/14                       & Energy Resource Authority Pollution(2)
     Port Authority of Houston, Texas(1)           Control Revenue 5.800%, 09/01/09
      5.375%, 10/01/05                            Philadelphia, Pennsylvania Authority for(2)
     Puerto Rico Electric Power Authority(1)       Industrial Dev. 6.000%, 02/15/07
      Revenue 6.000%, 07/01/11                    University of Medicine &
                                                   Dentistry New Jersey(2)
                                                   Ser. E. 6.400%, 12/01/07

      (1) New Holdings                                      (2) Deletions


      Portfolio Characteristics October 31, 1997*

      30 Day Yield, Class A:  3.56%        Average Years to Maturity:  8.1 years
      30 Day Yield, Class B:  3.04%        Average Coupon:  5.92%
      Average Rating:  AA                  Average Duration:  6.3 years

      * Weighted Averages


      Investment Results For the Periods Ended October 31, 1997


                             Average Annual Total Return
                            ------------------------------
                               Winthrop
                               Municipal       Lipper
                              Trust Fund    Intermediate
                            ---------------
                             Without  With    Municipal
                              Load    Load   Fund Index
                            -------- -----  -------------
   Class A:
       1 year ..............  7.37%    2.27%      6.56%
       From inception 7/93 .  4.80     3.61       5.18
   Class B:
       1 year ..............  6.62     2.62       6.56
       From inception 2/96 .  4.77     3.03       5.00


                             [Performance Graph]

WINTHROP MUNICIPAL TRUST FUND-CL.A

                                            "Lehman Bros. Intermediate
         "Without Load"  "With Load"           Municipal Fund Index"

"7/93"       10,000          9,525                     10,000
"10/93"      10,183          9,699                     10,309
"10/94"       9,952          9,479                     10,060
"10/95"      10,953         10,433                     11,160
"10/96"      11,373         10,832                     11,639
"10/97"      12,211         11,631                     12,403

                        COMPARISON OF CHANGE IN VALUE
                            OF $10,000 INVESTMENT


The performance data quoted represents past performance, which is no indication of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. No adjustment has been made for any income taxes payable by shareholders on dividends or capital gains. Class A returns shown above are computed with and without the imposition of the maximum 4.75% front-end sales load. Effective February 28, 1996, the Fund began offering Class B shares which, instead of a front-end sales load, are subject to a contingent deferred sales charge (CDSC) ranging from 4% during the first year to 0% after 4 years. Accordingly, returns on Class B shares will differ from those of Class A shares and are referenced in the table above with and without the imposition of the maximum 4% CDSC.


The Lipper Intermediate Municipal Fund Index is an equally weighted performance index of the 29 largest funds in the Lipper Analytical grouping of intermediate municipal debt funds, adjusted for capital gains and income dividends.

Winthrop Focus Funds--Statement of Investments October 31, 1997
--------------------------------------------------------------------------------
Winthrop Growth Fund

COMMON STOCKS--96.7%

BASIC MATERIALS--4.8%
                                                   Shares           Value
                                                 ----------       ----------
Chemicals-3.1%
Morton International, Inc. ...............           32,000       $1,056,000
  Specialty chemicals, salt, airbags
Praxair, Inc. ............................           41,400        1,803,487
                                                                  ----------
  Industrial gases/special coatings
                                                                   2,859,487
                                                                   ---------

Metals & Mining-0.7%

Steel Dynamics, Inc.* ....................           29,000          616,250
                                                                   ---------
  Manufacturer of steel

Paper-1.0%
Mead Corp. ...............................           16,000          968,000
                                                                   ---------
  Manufacturer of paper, lumber &
  wood products
                                                                   4,443,737
                                                                   ---------

CAPITAL GOODS--9.3%
Aerospace & Defense-3.1%
General Dynamics Corp. ...................           18,500        1,501,969
  Builds & designs nuclear submarines
Raytheon Co. .............................           26,000        1,410,500
                                                                   ---------
  Defense & commercial electronics:
  construction
                                                                   2,912,469
                                                                   ---------
Building & Construction-2.2%
Tyco International Ltd. ..................           54,000        2,038,500
                                                                   ---------
  Fire protection systems: cable: solar

Electrical Equipment-1.2%
Emerson Electric Co. .....................           20,400        1,069,725
                                                                   ---------
  Manufacturer of electric/electronic
  products

Environmental Control-0.4%
United Waste Systems, Inc.* ..............           10,105          373,885
                                                                   ---------
  Nonhazardous solid waste management

Machinery-2.4%
Deere & Co. ..............................           42,900        2,257,613
                                                                   ---------
  Largest manufacturer of farm
  equipment:  construction machinery
                                                                   8,652,192
                                                                   ---------
CONSUMER CYCLICAL--9.0%
Auto Related-1.8%
Federal-Mogul Corp.* .....................           20,000          846,250
  Manufacturer of bearings: transmission
  products
Lear Seating Corp.* ......................           17,000          817,063
                                                                 -----------
  Automobile and light truck seating
  systems

                                                                   1,663,313
                                                                 -----------

Leisure Related-2.8%
Disney (Walt) Co. ........................           25,300        2,080,925
  Diversified international entertainment
  company
Hasbro, Inc. .............................           18,500          536,500
                                                                 -----------
  Manufacturer of toys & games
                                                                   2,617,425
                                                                 -----------

Printing & Publishing-1.0%
Hollinger International, Inc. ............           70,000      $   914,375
                                                                   ---------
  Newspaper publishing

Retail-General-3.4%
CVS Corp. ................................           24,600        1,508,287
  Retail: health stores, drugs
Sears Roebuck & Co. ......................           41,000        1,716,875
                                                                   ---------
  Large retailer of general merchandise
                                                                   3,225,162
                                                                   ---------

                                                                   8,420,275
                                                                   ---------
CONSUMER STAPLES--25.6%
Beverage & Tobacco-4.2%
Anheuser-Busch Cos., Inc. ................           11,000          439,312
  Largest U.S. brewer: baking
PepsiCo, Inc. ............................           55,000        2,024,688
  Provides soft drinks/food services
Philip Morris Cos., Inc. .................           37,500        1,485,938
                                                                   ---------
  Tobacco, brewing, soft drinks
                                                                   3,949,938
                                                                   ---------
Drugs-7.3%
American Home Products Corp. .............           20,000        1,482,500
  Drugs, food, household/ware
Merck & Co., Inc. ........................           31,000        2,766,750
  Human & animal pharmaceuticals
Schering-Plough Corp. ....................           45,000        2,522,813
                                                                  ----------
  Pharmaceutical/consumer products
                                                                   6,772,063
                                                                  ----------
Hospital Supplies & Services-3.2%
Baxter International, Inc.* ..............           26,000        1,202,500
  Manufacturer & distributor hospital/lab
  products

Becton Dickinson & Co.* ..................           24,000        1,105,500
  Healthcare products
Columbia/HCA Healthcare Corp. ............           25,000          706,250
                                                                  ----------
  Healthcare facilities/services
                                                                   3,014,250
                                                                  ----------
Retail-Food-6.8%
CPC International, Inc.* .................           17,000        1,683,000
  International food processor
Safeway, Inc.* ...........................           12,000          697,500
  Food supermarket chain
Sara Lee Corp ............................           47,000        2,402,875
  Processed foods: consumer products
Sysco Corp.* .............................           40,000        1,600,000
                                                                 -----------
  Food distributor & service systems
                                                                   6,383,375
                                                                 -----------
Soaps & Toiletries-4.1%
Colgate-Palmolive Co. ....................           10,200          660,450
  Household and personal care
Procter & Gamble Co. .....................           46,600        3,168,800
                                                                 -----------
  Household, personal care, food
  products
                                                                   3,829,250
                                                                 -----------
                                                                  23,948,876
                                                                 -----------
See notes to financial statements.
7

---------------------------------------------------------------------------
Winthrop Growth Fund


ENERGY--8.9%

                                                 Shares             Value
                                              -------------        ---------

Oil-Domestic-4.2%
Burlington Resources, Inc. ...............           25,000      $ 1,223,437
  Oil & gas exploration, development
Texaco, Inc. .............................           30,000        1,708,125
  Explore, produce, transport, refine
  and market crude oil, natural gas,
  etc
Western Atlas, Inc.* .....................           11,000          948,062
                                                                  ----------

  Oilfield information service/automation
  systems
                                                                   3,879,624
                                                                  ----------
Oil-International-4.7%
Exxon Corp. ..............................           50,000        3,071,875
  World's leading oil company
Unocal Corp. .............................           32,000        1,320,000
                                                                  ----------
  Oil & gas exploration, development
                                                                   4,391,875
                                                                  ----------
                                                                   8,271,499
FINANCIAL--19.3%
Banking-10.3%
BankAmerica Corp. ........................           47,200        3,374,800
  Diverse financial products & services
Firstar Corp.* ...........................           74,400        2,687,700
  Commercial banking: WI, IL, MN, AZ
U.S. Bancorp.* ...........................           18,000        1,830,375
  Commercial banking: midwest
  & northwest U.S. .......................
Wells Fargo & Co. ........................            5,900        1,719,113
                                                                  ----------
  Commercial banking: CA
                                                                   9,611,988
                                                                  ----------
Financial Services-4.9%
Federal Home Loan Mortgage Corp. .........           80,800        3,060,300
  Provides residential mortgage funds
Franklin Resources, Inc.* ................           16,500        1,482,938
                                                                  ----------
  Mutual fund investment advisor
  & servicing
                                                                   4,543,238
                                                                  ----------
Insurance-4.1%
American International Group, Inc. .......           28,500        2,908,781
  International insurance holding
  company
PennCorp Financial Group .................           30,000          976,875
                                                                  ----------
  Accident, health, life insurance
                                                                   3,885,656
                                                                  ----------
                                                                  18,040,882
                                                                  ----------
TECHNOLOGY--18.4%
Electronics-3.0%
First Data Corp. .........................           25,000          726,562
  Information processing & related
  services
Intel Corp. ..............................           18,000        1,386,000
  Semiconductor memory circuits

Molex, Inc. ..............................           17,500          656,250
                                                                  ----------
  Terminals, connectors, switches
                                                                   2,768,812
                                                                  ----------

Office Equipment/Service-9.8%
Cisco Systems, Inc.* .....................           18,000      $ 1,476,561
  Manufacturer of computer network
  products
Hewlett-Packard Co. ......................           31,000        1,912,313
  Electronic measurement, analysis &
  computation instruments
Microsoft Corp. ..........................           20,000        2,600,000
  Software for microcomputers
Peoplesoft, Inc.* ........................           15,000          943,125
  Manufacturer human resource
  management software
Pitney Bowes, Inc. .......................           28,000        2,220,750
                                                                 -----------
  Postage and related mailing equipment
                                                                   9,152,749
                                                                 -----------
Telecommunications-5.6%
Bellsouth Corp. ..........................           31,400        1,485,612
  Telephone service: south/south central
  U.S
Northern Telecom Ltd. ....................           11,500        1,031,406
  Telecommunications equipment
WorldCom, Inc.* ..........................           80,000        2,690,000
                                                                 -----------
  Long distance telephone services
                                                                   5,207,018
                                                                 -----------
                                                                  17,128,579
TRANSPORT & SERVICE--1.4%
Airlines-0.5%
AMR Corp.* ...............................            4,000          465,750
                                                                 -----------
  Holding co.:  American Airlines
Railroads-0.9%
Burlington Northern Santa Fe .............            9,000          855,000
                                                                 -----------
  Railroad systems operations in U.S. ....
                                                                   1,320,750
                                                                 -----------
Total Common Stocks
  (cost $62,379,392) .....................                        90,226,790
                                                                 -----------


                                                 Principal
                                                  Amount
                                               ------------


COMMERCIAL PAPER--4.0%
Ford Motor Credit Corp.
  5.56%, 11/04/97 ........................      $   260,000          259,880
  5.58%, 11/07/97 ........................          680,000          679,368
General Electric Capital Corp.
  5.49%, 11/03/97 ........................        2,120,000        2,119,353
  5.56%, 11/05/97 ........................          670,000          669,586
                                                                ------------

Total Commercial Paper
  (amortized cost $3,728,187).............                         3,728,187
                                                                ------------

TOTAL INVESTMENTS--100.7%
  (cost $66,107,579) .....................                        93,954,977
                                                                ------------

Cash and Other Assets
  Net of Liabilities--(0.7)% .............                         (650,606)
                                                                ------------

NET ASSETS--100.0% .......................                      $ 93,304,371
                                                                ============
* Non-income producing
See notes to financial statements.

Winthrop Focus Funds--Statement of Investments October 31, 1997
--------------------------------------------------------------------------------
Winthrop Growth and Income Fund

COMMON STOCKS--92.1%

BASIC MATERIALS--7.4%
                                                 Shares            Value
                                              ------------       -----------

Chemicals-2.4%
DuPont (E.I.) de Nemours & Co. ...........           39,600     $  2,252,250
  Large chemical co.: oil & gas
Hercules, Inc. ...........................           38,600        1,770,775
                                                                 -----------
  Special chemicals/food products
                                                                   4,023,025
                                                                 -----------
Oil & Gas-5.0%
Amoco Corp. ..............................           40,000        3,667,500
  Integrated domestic oil
Enron Corp. ..............................           64,100        2,435,800

  Major natural gas pipeline system
San Juan Basin Royalty Trust .............          185,000        1,838,437
  Royalty gas interest in New Mexico
Union Texas Petroleum Holdings, Inc. * ...           15,000          341,250
                                                                 -----------
  Oil & gas exploration & production
                                                                   8,282,987
                                                                 -----------
                                                                  12,306,012
CAPITAL GOODS/
  CONSTRUCTION--6.6%
Aerospace & Defense-6.2%
General Dynamics Corp. ...................           30,600        2,484,338
  Builds & designs nuclear submarines
Raytheon Co. .............................           80,900        4,388,825
  Defense & commercial electronics:
  construction
United Technologies Corp. ................           49,000        3,430,000
                                                                 -----------
  Aerospace, climate control systems
                                                                  10,303,163
                                                                 -----------
Building & Construction-0.4%
Martin Marietta Materials, Inc. * ........           10,000          348,750
  Aggregates/building materials
RPM, Inc. Ohio ...........................           15,000          281,250
                                                                 -----------
  Protective coatings
                                                                     630,000
                                                                 -----------
                                                                  10,933,163
CONSUMER PRODUCTS
  & SERVICES--27.8%
Beverages & Tobacco-5.2%
Guinness PLC ADRs ........................           24,100        1,079,034
  Distiller, brewer and distributor of
  distilled spirits and malt beverages
Philip Morris Cos., Inc. .................           80,000        3,170,000
  Tobacco, brewing, soft drinks
RJR Nabisco Holdings Corp. ...............           90,000        2,851,875
  Manufactures tobacco and food
  products
UST, Inc. ................................           50,000        1,496,875
                                                                 -----------
  Snuff, tobacco, wine, spirits
                                                                   8,597,784
                                                                 -----------
Containers-1.0%
Bemis Co. ................................           44,000        1,677,500
                                                                 -----------
  Packaging/adhesive products

Drugs-3.7%
Pfizer, Inc. .............................           26,900      $ 1,903,175

  Healthcare consumer products,
  specialty chemicals
Pharmacia & Upjohn, Inc. .................           48,900        1,552,575
  International pharmaceutical &
  biotechnological group of companies
Schering-Plough Corp. ....................           48,200        2,702,213
                                                                 -----------
  Pharmaceutical/consumer products
                                                                   6,157,963
                                                                 -----------
Foods-2.6%
IBP, Inc. * ..............................           30,000          695,625
  Produces beef/pork products
Sysco Corp. * ............................           91,000        3,640,000
                                                                 -----------
  Food distributor & service systems
                                                                   4,335,625
                                                                 -----------
Hospital Supplies & Services-2.0%
Abbott Laboratories ......................           44,500        2,728,406
  Diversified line of human healthcare
  products & services
Sun Healthcare Group, Inc. ...............           25,000          496,875
                                                                 -----------
  Operates long-term care facilities
                                                                   3,225,281
                                                                 -----------
Household Furniture-1.1%
Leggett & Platt, Inc. ....................           44,000        1,837,000
                                                                 -----------
  Manufacture springs, etc. for furniture,
  bedding
Leisure-2.7%
Cedar Fair L.P. ..........................           55,700        2,725,819
  Owns and operates amusement parks
Disney (Walt) Co. ........................           20,739        1,705,783
                                                                 -----------
  Diversified international
  entertainment company
                                                                   4,431,602
                                                                 -----------
Printing & Publishing-1.3%
New York Times Co. Cl. A .................           40,000        2,190,000
                                                                 -----------
  Publishes newspapers & magazines
Retail-Food & Drugs-1.9%
Walgreen Co. .............................          109,600        3,082,500
                                                                 -----------
  Major retail drug chain
Retail-General-3.2%
Federated Department Stores, Inc. ........           54,000        2,376,000
  Operates department stores in U.S
Newell Co. ...............................           77,500        2,974,062
                                                                 -----------

  Manufacturer of high volume staple
  consumer products
                                                                   5,350,062
                                                                 -----------
Soaps & Toiletries-3.1%
Gillette Co. .............................           26,800        2,386,875
  Shaving, personal care products
Procter & Gamble Co. .....................           40,400        2,747,200
                                                                 -----------
  Household, personal care, food
  products
                                                                   5,134,075
                                                                 -----------
                                                                  46,019,392
                                                                 -----------

See notes to financial statements.

--------------------------------------------------------------------------------
Winthrop Growth and Income Fund


ENERGY--4.6%

                                                Shares             Value
                                            ---------------       ----------

Oil-Supplies & Construction-4.6%
Halliburton Co. ..........................           36,000       $2,146,500
  Oil well services: engineering &
  construction
Union Pacific Resources Group ............          101,500        2,499,438
  Oil & gas exploration, development,
  production
Western Atlas, Inc. * ....................           34,000        2,930,375
                                                                 ----------
  Oilfield information service/
  automation systems
                                                                   7,576,313
                                                                  ----------
FINANCIAL SERVICES--22.6%
Banking-10.0%
BankAmerica Corp. ........................           43,600        3,117,400
  Diverse financial products & services
Household International, Inc. ............            5,000          566,250
  Finance & banking services
Mellon Bank Corp. ........................           30,000        1,546,875
  Commercial banking: PA

Republic New York Corp. ..................           26,100        2,761,706
  Commercial banking: NY &
  worldwide
U.S. Bancorp * ...........................           55,532        5,646,910
  Commercial banking: OR & WA
Wells Fargo & Co. ........................           10,000        2,913,750
                                                                  ----------
  Commercial banking: CA
                                                                  16,552,891
                                                                  ----------
Insurance-8.1%
Allmerica Financial Corp. ................           38,136        1,787,625
  Insurance and financial services &
  products
American International Group, Inc. .......           44,100        4,500,956
  International insurance holding
  company
Amerin Corp.* ............................           40,000          915,000
  Mortgage insurance
Financial Security Assurance Holding .....           30,000        1,305,000
  Insure asset-backed securities
HSB Group, Inc. ..........................           20,000        1,043,750
  Insurance/engineering services
Hartford Financial Services Group ........           26,900        2,178,900
  Insurance provider
Progressive Corp. ........................           16,100        1,678,425
                                                                  ----------
  Insurance holding company
                                                                  13,409,656
                                                                  ----------
Other-4.5%
Block (H&R), Inc. ........................           55,000        2,035,000
  Tax, computer & personal services
Federal Home Loan Mortgage Corp. .........          140,000        5,302,500
                                                                  ----------
  Provides residential mortgage funds
                                                                   7,337,500
                                                                  ----------
                                                                  37,300,047
                                                                  ----------

PUBLIC UTILITIES--3.4%

Electric-1.2%
Edison International * ...................           20,000      $   512,500
  Holding co.: Southern CA Edison
CIPSCO, Inc. .............................           37,000        1,419,875
                                                                 -----------
  Holding co.: Central IL Public Service
                                                                   1,932,375
                                                                 -----------
Gas-1.0%
Consolidated Natural Gas Co. .............           15,000          810,938
  Integrated natural gas systems

New Jersey Resources Corp. ...............           28,000          906,500
                                                                 -----------
  Supplies gas in New Jersey
                                                                   1,717,438
                                                                 -----------
Telephone-1.2%
GTE Corp. ................................           45,000        1,909,687
                                                                 -----------
  Telephone holding company;
  manufacturing
                                                                   5,559,500
                                                                 -----------
SCIENCE & TECHNOLOGY--10.2%
Computers-5.9%
Automatic Data Processing ................           64,600        3,302,675
  Computer services
Cisco Systems, Inc. * ....................           20,000        1,640,624
  Manufacture computer network
  products
Cognizant Corp. ..........................           77,400        3,033,112
  Medical/technical industrial
  informational systems
First Data Corp.* ........................           60,000        1,743,750
                                                                 -----------
  Information processing & related
  services
                                                                   9,720,161
                                                                 -----------
Electronics-1.6%
Arrow Electronics, Inc.* .................           47,000        1,333,625
  Distributes electronic components
Motorola, Inc. ...........................           22,300        1,377,025
                                                                 -----------
  Semiconductors: communications
  equipment
                                                                   2,710,650
                                                                 -----------
Telecommunications-2.7%
Comcast Corp. - Special Cl. A* ...........           62,450        1,717,375
  Cable TV/sound communications
  systems
Cox Communications, Inc. Cl. A* ..........           20,000          615,000
  Cable TV/communications services
NTL, Inc.* ...............................           37,333        1,012,658
  Telecommunications services
Vodafone Group ADRs ......................           20,326        1,115,389
                                                                 -----------
  British cellular operator
                                                                   4,460,422
                                                                 -----------
                                                                  16,891,233
                                                                  ----------
See notes to financial statements.

---------------------------------------------------------------------------
Winthrop Growth and Income Fund

TRANSPORT &
SERVICE--3.5%

                                                Shares              Value
                                             --------------      -----------

Professional Service-1.3%
United Healthcare Corp. ..................           46,000      $ 2,130,375
                                                                 -----------
  Manages health maintenance
  services
Railroads-2.2%
Burlington Northern Santa Fe .............           37,500        3,562,500
                                                                 -----------
  Railroad systems operations in U.S. ....
                                                                   5,692,875
                                                                 -----------
MISCELLANEOUS--6.0%
Diversified-4.4%
Loews Corp. ..............................           35,000      $ 3,909,062
  Tobacco; hotel; insurance subsidiary
Tyco International Ltd. ..................           89,200        3,367,300
                                                                 -----------
  Fire protection systems: cable, solar
                                                                   7,276,362
                                                                 -----------
Limited Partnership-Timber-1.0%
Plum Creek Timber Co. L.P. ...............           55,000        1,691,250
                                                                 -----------
  Lumber and wood products
Real Estate Investment Trust-0.6%
General Growth Properties, Inc. ..........           30,000        1,035,000
                                                                 -----------
  Real estate investment trust
                                                                  10,002,612
                                                                 -----------
Total Common Stocks
  (cost $98,957,910) .....................                       152,281,147
                                                                 -----------

CONVERTIBLE
  PREFERRED STOCK--0.9%
  (cost $1,108,393)
Airtouch Communications, Inc. Cl. B
  Cv. Pfd. 6.000% ........................           40,728        1,422,935
                                                                 -----------

  Wireless communications services


U.S. GOVERNMENT                                 Principal
  AGENCIES--0.6%                                 Amount            Value
  (cost $977,396)                             -------------      -----------
Federal National Mortgage Assn ..
  7.400%, 07/01/04 .......................     $  1,000,000     $  1,074,130
                                                                ------------

U.S. GOVERNMENT
  OBLIGATIONS--4.5%
United States Treasury Strips
  0.000%, 05/15/11 .......................        1,425,000          624,478
  0.000%, 11/15/11 .......................        3,000,000        1,271,730
  0.000%, 02/15/12 .......................        3,100,000        1,292,389
  0.000%, 11/15/14 .......................        4,000,000        1,392,880
  0.000%, 11/15/18 .......................       10,294,000        2,775,365
                                                                 -----------

Total U.S. Government Obligations
  (cost $6,593,140) ......................                         7,356,842
                                                                 -----------

COMMERCIAL PAPER--1.6%
Ford Motor Credit Corp.
  5.550%, 11/06/97 .......................        2,550,000        2,548,034
  5.580%, 11/07/97 .......................          120,000          119,889
                                                                 -----------

Total Commercial Paper
  (amortized cost $2,667,923) ............                         2,667,923
                                                                 -----------

TOTAL INVESTMENTS--99.7%
  (cost $110,304,761) ....................                       164,802,977
                                                                 -----------
Cash and Other Assets
  Net of Liabilities-0.3% ................                           447,484
                                                                 -----------

NET ASSETS--100.0% .......................                      $165,250,461
                                                                ============

* Non-income producing
See notes to financial statements.

Winthrop Focus Funds--Statement of Investments October 31, 1997
--------------------------------------------------------------------------------
Winthrop Small Company Value Fund


COMMON STOCKS--92.2%

BASIC MATERIALS--4.5%
                                               Shares               Value
                                             --------------      -----------

Chemicals-3.3%
Cambrex Corp.* ...........................           11,100      $   532,106
  Producer of specialty chemicals
Hanna (M.A.) Co. .........................          213,500        5,497,625
  Specialty chemicals, polymers
LeaRonal, Inc. ...........................          158,400        3,880,800
                                                                 -----------
  Electroplating process
                                                                   9,910,531
                                                                 -----------
Paper-1.2%
Caraustar Industries, Inc. ...............           59,400        2,041,875
  Manufactures low-cost recycled
  paperboard
Wausau Paper Mills Co.* ..................           85,000        1,715,938
                                                                 -----------
  Printing & writing specialty paper
                                                                   3,757,813
                                                                 -----------
                                                                  13,668,344
                                                                  ----------
CAPITAL GOODS/
  CONSTRUCTION--19.5%
Aerospace-2.1%
Teleflex, Inc. ...........................          171,000        6,369,750
                                                                 -----------
  Aerospace controls; medical products
Building & Construction-10.2%
Applied Industrial Technology, Inc. ......          116,475        3,385,055
  Independent distributor of industrial
  parts & products
Applied Power, Inc. Cl. A ................           91,700        5,673,937
  Manufactures hydraulic
  industrial/construction equipment
  materials
Carlisle Companies, Inc. .................          152,100        6,578,325
  Manufactures rubber, plastic, metal
  products
CLARCOR, Inc. ............................           73,050        2,095,622
  Manufactures filtration/consumer
  products
Lydall, Inc. .............................          212,100        4,348,050
  Engineered fiber materials
Osmonics, Inc.* ..........................          174,900        2,765,606
  Reverse osmosis/ultrafiltration
RPM, Inc., Ohio ..........................          164,750        3,089,063
  Protective coatings

Regal Beloit Corp. .......................          100,000        2,687,500
                                                                 -----------
  Manufactures tools and power
  transmissions
                                                                  30,623,158
                                                                 -----------
Electrical Equipment-5.8%
AptarGroup, Inc. .........................           84,300        4,631,231
  Manufacturer of packaging
  components: pumps, valves
Belden, Inc. .............................          122,700        4,202,475
  Manufacturer of electrical wire,
  cable
Dallas Semiconductor Corp.* ..............           57,000        2,785,875
  Manufactures high-performance
  circuits
Hadco Corp.* .............................           35,000        1,938,125
  Manufactures printed circuits
Woodhead Industries, Inc. ................          197,800        3,857,100
                                                                 -----------
  Electrical specialty products
                                                                  17,414,806
                                                                 -----------

Environmental Control-1.4%
Donaldson, Inc. ..........................           85,900      $ 4,348,687
                                                                 -----------
  Engine air cleaners, mufflers
                                                                  58,756,401
                                                                 -----------
CONSUMER CYCLICAL--24.2%
Apparel/Textile-3.2%
Interface, Inc. Cl. A ....................           75,300        2,174,287
  Manufacturer of carpet/tile
Unifi, Inc. ..............................          100,500        3,862,969
  Texturizing polyester yarns
Unitog Co. ...............................          152,500        3,774,375
                                                                 -----------
  Rent/sell industrial uniforms
                                                                   9,811,631
                                                                 -----------
Auto Related-4.9%
Amcast Industrial Corp. ..................          134,700        3,418,012
  Technology-intensive metal products
Donnelly Corp. Cl. A .....................          113,250        2,038,500
  Manufactures auto glass products
Modine Manufacturing Co. .................          106,000        3,610,625
  Auto parts: heating, air-conditioning
Myers Industries, Inc. ...................          166,024        2,915,796
  Tire service/plastic products
Smith (A.O.) Corp. .......................           70,000        2,900,625
                                                                 -----------
  Automotive products, electric
  motors, piping systems

                                                                  14,883,558
                                                                 -----------
Food Service/Lodging-3.6%
Marcus Corp. .............................          120,650        3,378,200
  Hotels, restaurants, theaters
Rare Hospitality International, Inc.* ....           62,300          584,063
  Operates franchise restaurants
Sbarro, Inc. .............................          106,800        2,823,525
  Italian fast food restaurant
Universal Foods Corp. ....................          103,400        4,077,837
                                                                 -----------
  Specialty products: yeast, cheese
                                                                  10,863,625
                                                                 -----------
Household Furniture/Appliances-3.8%
Chromcraft Revington, Inc.* ..............          110,800        3,490,200
  Designs/manufactures furniture
HON Industries, Inc. .....................           73,500        3,794,438
  Manufacturer of office furniture/
  home building products
La-Z-Boy, Inc. ...........................           74,900        2,799,388
  Manufacturer of reclining chairs
Rival Co. ................................           82,000        1,271,000
                                                                 -----------
  Small household appliances and
  personal care products
                                                                  11,355,026
                                                                 -----------
Leisure Related-1.8%
K2, Inc. .................................          163,200        4,131,000
  Snow skis, fish tackle, industrial
  products
The Sports Authority, Inc.* ..............           66,000        1,249,875
                                                                 -----------
  Sporting goods superstores
                                                                   5,380,875
                                                                 -----------
See notes to financial statements.

----------------------------------------------------------------------------
Winthrop Small Company Value Fund


                                               Shares              Value
                                             --------------      -----------

Printing & Publishing-4.4%
American Business Products, Inc. .........          111,600      $ 2,238,975

  Business forms and supplies
Banta Corp. ..............................          169,250        4,421,656
  Printing/graphic/video services
Lee Enterprises, Inc. ....................          131,200        3,485,000
  Newspaper publishing: radio, TV
Meredith Corp. ...........................           88,000        2,997,500
                                                                 -----------
  Publishing, broadcasting, real estate
  & cable TV
                                                                  13,143,131
                                                                 -----------
Retail-General-2.5%
Arbor Drugs, Inc. ........................          150,225        4,018,519
  Operates drugstores in Michigan
Department 56, Inc. ......................          112,800        3,405,150
                                                                 -----------
  Distributor of collectibles & gifts
                                                                   7,423,669
                                                                 -----------
                                                                  72,861,515
                                                                 -----------
CONSUMER STAPLES--10.5%

Drugs-2.6%
Bergen Brunswig Corp. Cl. A ..............           81,280        3,256,280
  Pharmaceutical suppliers
Scherer (R.P.) Corp.* ....................           42,600        2,508,075
  Manufacturer of drug delivery
  systems
West Co., Inc. ...........................           64,100        2,155,363
                                                                 -----------
  Pharmaceutical packaging
                                                                   7,919,718
                                                                 -----------
Foods-1.2%
Flowers Industries, Inc. .................          194,325        3,692,175
                                                                 -----------
  Baked, convenience, snack food

Hospital Supplies & Services-5.1%
ATL Ultrasound, Inc. * ...................           30,000        1,290,000
  Medical ultrasound systems
Bard (C.R.), Inc.* .......................           87,000        2,414,250
  Hospital, surgical specialties
Beckman Instruments, Inc. ................           87,600        3,449,250
  Manufactures laboratory instruments
Morrison Health Care, Inc. ...............           10,100          167,281
  Health care, food/nutrition services
Quorum Health Group, Inc. ................          142,500        3,455,625
  Owns, operates acute care hospitals
Sierra Health Services* ..................           90,600        3,346,537
  Healthcare provider
SpaceLabs Medical, Inc.* .................           59,400        1,314,225
                                                                 -----------

  Manufactures patient monitoring
  products
                                                                  15,437,168
                                                                 -----------

Retail-Food & Drugs-1.6%
Hannaford Brothers Co. ...................           74,600        2,820,813
  Distributor: food/supermarkets
Luby's Cafeterias, Inc. ..................           95,300        1,900,044
                                                                 -----------
  Cafeteria style restaurants
                                                                   4,720,857
                                                                 -----------
                                                                  31,769,918
                                                                 -----------


ENERGY--4.1%

Oil-Domestic-3.0%
Helmerich & Payne ........................           48,000      $ 3,873,000
  Contract driller:  oil & gas production
KN Energy, Inc. ..........................           67,600        2,940,600
  Natural gas, mineral resources
MAPCO, Inc. ..............................           62,900        2,075,700
  Coal, gas pipeline: crude oil
Wiser Oil Co. ............................           15,000          255,937
                                                                 -----------
  Exploration and production of oil
  and gas in fifteen states
                                                                   9,145,237
                                                                 -----------
Oil-Supplies & Construction-1.1%
Tidewater, Inc. ..........................           49,100        3,225,256
                                                                 -----------
  Offshore service vessels
                                                                  12,370,493
                                                                 -----------
FINANCIAL--13.6%
Banks-6.8%
First American Corp. of Tennessee ........          135,200        6,422,000
  Commercial banking: TN
First Commerce Corp. .....................           80,100        5,146,425
  Commercial banking: LA, MS
FirstMerit Corp. .........................          220,000        5,610,000
  Commercial banking: OH
First Virginia Banks, Inc. ...............           72,300        3,357,431
                                                                 -----------
  Commercial banking: VA
                                                                  20,535,856
                                                                 -----------
Insurance-6.8%
HSB Group, Inc.* .........................           65,700        3,428,719
  Insurance/engineering

NAC Re Corp. .............................           70,300        3,128,350
  Holding co.: reinsurance
Old Republic International Corp. .........           90,200        3,224,650
  Insurance: life, disability, property,
  casualty
Poe & Brown, Inc. ........................           87,700        3,617,625
  General insurance agency
Protective Life Corp. ....................           71,100        3,759,413
  Financial service provider
ReliaStar Financial Corp. ................           90,000        3,363,750
                                                                 -----------
  Insurance/financial services
                                                                  20,522,507
                                                                 -----------
                                                                  41,058,363
                                                                 -----------
PUBLIC UTILITIES--1.9%
Gas-1.9%
National Fuel Gas Co.* ...................           55,000        2,426,875
  Natural gas utility holding company
WICOR, Inc. ..............................           77,450        3,340,031
                                                                 -----------
  Utility holding: Wisconsin gas
                                                                   5,766,906
                                                                 -----------
See notes to financial statements.

--------------------------------------------------------------------------------
Winthrop Small Company Value Fund


TECHNOLOGY--6.1%

                                               Shares              Value
                                             --------------      -----------

Electronics-4.2%
Black Box Corp.* .........................           35,000      $ 1,435,000
  Market/provide technical service for
  communications/networking
  equipment & systems
Input/Output, Inc.* ......................           23,000          616,688
  Manufacturer seismic data acquisition
  systems
Mark IV Industries, Inc. .................           78,250        1,897,563
  Power transfer equipment/audio
  transfer equipment
Methode Electronics, Inc. Cl. A ..........          241,650        4,772,588

  Electronic component devices
MICROS Systems, Inc.* ....................            7,900          355,500
  Manufactures point-of-sales computer
  systems
Pioneer Standard Electronics, Inc. .......          219,450        3,593,494
                                                                 -----------
  Distributor: electronic components
                                                                  12,670,833
                                                                 -----------
Office Equipment-1.9%
Hunt Manufacturing Corp. .................          158,500        3,368,125
  Manufactures & distributes office
  and art products
Miller (Herman), Inc. ....................           46,500        2,272,687
                                                                 -----------
  Manufacturer of office furniture
                                                                   5,640,812
                                                                 -----------
                                                                  18,311,645
                                                                 -----------
TRANSPORT & SERVICE--4.0%
Professional Services-2.4%
CDI Corp.* ...............................           59,000        2,315,750
  Engineering & technical services
Interim Services, Inc.* ..................           80,000        2,095,000
  Temporary help services
Jacobs Engineering Group, Inc.* ..........          101,650        2,744,550
                                                                 -----------
  Full service engineering organization
                                                                   7,155,300
                                                                 -----------
Trucking & Shipping-1.6%
Werner Enterprises, Inc. .................          197,000        4,777,250
                                                                 -----------
  Motor carrier: general freight
                                                                  11,932,550
                                                                 -----------
MISCELLANEOUS--3.8%
Diversified-2.8%
Brady (W.H.) Cl. A .......................          107,700      $ 3,446,400
  Manufactures adhesives & coatings
Precision Castparts Corp. ................           30,000        1,764,375
  Castings for aircraft engines
Ruddick Corp. ............................          201,500        3,148,437
                                                                 -----------
  Food supermarkets; thread/yarn
                                                                   8,359,212
                                                                 -----------
Real Estate Investment Trust-1.0%
Merry Land & Investment Co., Inc. ........          142,000        3,097,375
                                                                 -----------
  Acquisition, development &
  operation of income producing
  properties

                                                                  11,456,587
                                                                 -----------
Total Common Stocks
  (cost $182,094,621) ....................                       277,952,722
                                                                 -----------

COMMERCIAL PAPER--8.5%
                                                 Principal
                                                   Amount
                                                -----------

Ford Motor Credit Corp. ..................
  5.560%, 11/04/97 .......................     $  1,300,000        1,299,398
  5.550%, 11/06/97 .......................        5,700,000        5,695,606
  5.580%, 11/07/97 .......................        7,660,000        7,652,876
General Electric Corp. ...................
  5.490%, 11/03/97 .......................        3,100,000        3,099,055
  5.560%, 11/05/97 .......................        3,360,000        3,357,924
  5.600%, 11/10/97 .......................        4,370,000        4,363,882
                                                                 -----------
Total Commercial Paper
  (amortized cost $25,468,741) ...........                        25,468,741
                                                                 -----------

TOTAL INVESTMENTS--100.7%
  (cost $207,563,362) ....................                       303,421,463
                                                                 -----------

Cash and Other Assets
  Net of Liabilities--(0.7)% .............                       (2,025,705)
                                                                 -----------

NET ASSETS--100.0% .......................                      $301,395,758
                                                                 ===========

* Non-income producing
See notes to financial statements.

Winthrop Focus Funds--Statement of Investments October 31, 1997
--------------------------------------------------------------------------------
Winthrop Fixed Income Fund


U.S. GOVERNMENT
OBLIGATIONS--52.1%
                                                Principal
                                                  Amount             Value
                                             --------------      -----------


United States Treasury Bonds
  9.375%, 02/15/06 .......................   $    2,500,000      $ 3,066,075
  7.250%, 05/15/16 .......................        1,000,000        1,115,880
United States Treasury Notes
  7.500%, 10/31/99 .......................        1,600,000        1,654,784
  7.750%, 01/31/00 .......................        2,000,000        2,085,400
  7.750%, 02/15/01 .......................        2,000,000        2,118,480
  8.000%, 05/15/01 .......................        3,400,000        3,641,366
  7.500%, 11/15/01 .......................        2,500,000        2,653,575
  6.250%, 02/28/02 .......................        2,000,000        2,035,260
  7.250%, 08/15/04 .......................        2,400,000        2,587,008
  6.500%, 08/15/05 .......................        1,000,000        1,036,900
  7.000%, 07/15/06 .......................        7,750,000        8,306,372
                                                                 -----------
Total U.S. Government Obligations
  (cost $29,617,061)                                              30,301,100
                                                                 -----------

U.S. GOVERNMENT
  AGENCIES--22.8%
Federal Home Loan Mortgage Corp. .........
  Pool #90350  7.000%, 07/01/99 ..........          919,525          933,318
  Pool #220016  8.750%, 10/01/01 .........           10,786           11,095
  7.360%, 07/01/04 .......................        1,000,000        1,071,960
  6.875%, 11/22/06 .......................          500,000          510,595
  Pool #1650  5.000%, 12/15/12 ...........          312,849          311,790
  Pool #260499  10.000%, 04/01/16 ........           70,110           75,893
  Pool #292065  8.500%, 04/01/17 .........        1,795,342        1,878,377
  Pool #606523  7.721%, 10/01/19 .........          865,646          898,649
Federal National Mortgage Assn. ..........
  8.550%, 08/30/99 .......................          400,000          419,088
  Pool #312088  7.000%, 06/01/02 .........        2,230,533        2,259,809
  Pool #76368  9.250%, 09/01/03 ..........           86,722           91,194
  Pool #76378  9.250%, 09/01/03 ..........          196,391          206,517
  8.250%, 10/12/04 .......................          600,000          623,022
  8.400%, 10/25/04 .......................          650,000          679,035
  6.950%, 11/13/06 .......................        1,000,000        1,024,170
  Pool #270674  9.000%, 09/01/17 .........          617,251          656,794
  Pool #224635  9.000%, 09/01/20 .........          192,593          204,931
  Pool #124211  7.408%, 12/01/21 .........        1,011,737        1,040,192
Government National Mortgage Assn. .......
  Pool #93401  9.500%, 01/15/10 ..........          305,196          328,753
  Pool #296254  9.500%, 09/15/20 .........           12,543           13,581
                                                                 -----------

Total U.S. Government Agencies
  (cost $12,996,046) .....................                        13,238,763
                                                                 -----------


CORPORATE
BONDS--24.6%
Foreign-2.3%
Santander Financial Issuances

  7.250%, 05/30/06 .......................      $ 1,250,000      $ 1,306,250
                                                                 -----------
Consumer Products & Services-2.7%
Anheuser Busch Cos.
  7.000%, 09/01/05 .......................        1,000,000        1,035,000
Coca-Cola Enterprises
  7.000%, 10/01/26 .......................          500,000          530,625
                                                                 -----------
                                                                   1,565,625
                                                                 -----------
Financial-8.6%
Associates Corp. N.A.
  6.875%, 11/15/08 .......................        1,000,000        1,033,750
Ford Capital BV
  9.375%, 01/01/98 .......................        2,400,000        2,414,640
Sears Credit Account Master Trust
  8.100%, 06/15/04 .......................        1,500,000        1,569,223
                                                                 -----------
                                                                   5,017,613
                                                                 -----------
Industrial-2.8%
DuPont (E.I.) de Nemours & Co. ...........
  8.500%, 02/15/03 .......................        1,500,000        1,601,250
                                                                 -----------
Public Utilities-6.5%
Oklahoma Gas & Electric
  6.500%, 07/15/17 .......................        3,000,000        3,071,250
Union Oil of California
  8.900%, 06/12/98 .......................          700,000          711,970
                                                                 -----------
                                                                   3,783,220
                                                                 -----------
Technology-1.7%
Xerox Corp. ..............................
  6.250%, 11/15/26 .......................        1,000,000        1,006,250
                                                                 -----------
Total Corporate Bonds
  (cost $13,912,338) .....................                        14,280,208
                                                                 -----------

COMMERCIAL PAPER--0.3%
  (amortized cost $174,890)
Xerox Corp. ..............................
  5.650%, 11/05/97 .......................          175,000          174,890
                                                                 -----------

TOTAL INVESTMENTS--99.8%
  (cost $56,700,335) .....................                        57,994,961
                                                                 -----------

Cash and Other Assets
  Net of Liabilities--0.2% ...............                           134,971
                                                                 -----------


NET ASSETS--100.0% .......................                       $58,129,932
                                                                 ===========

See notes to financial statements.

Winthrop Focus Funds--Statement of Investments October 31, 1997
--------------------------------------------------------------------------------
Winthrop Municipal Trust Fund


MUNICIPAL                                         Principal
BONDS--98.2%                                       Amount           Value
                                                ------------    -----------

Arizona-6.2%
Chandler, Arizona Street & Highway
  Revenue
  6.900%, 07/01/14 .......................       $1,000,000      $ 1,152,500
 Phoenix, Arizona Civic Improvement Corp.
  6.125%, 07/01/14 .......................        1,000,000        1,102,500
                                                                 -----------
                                                                   2,255,000
                                                                 -----------
California-3.2%
California State
  6.500%, 09/01/10 .......................        1,000,000        1,163,750
                                                                 -----------
Colorado-6.0%
Denver, Colorado City &
  County Airport
  6.750%, 11/15/22 (prerefunded*) ........          420,000          468,825
  6.750%, 11/15/22 .......................        1,580,000        1,706,400
                                                                 -----------
                                                                   2,175,225
                                                                 -----------
Florida-3.0%
Lakeland, Florida Electric & Water Revenue
  5.900%, 10/01/08 .......................        1,000,000        1,101,250
                                                                 -----------
Illinois-12.7%
Chicago, Illinois O'Hare International
  Airport
  5.500%, 01/01/08 .......................        1,000,000        1,053,750
Chicago, Illinois Metropolitan Water
  Reclamation District
  5.750%, 12/01/01 ........................       1,000,000        1,058,750
  7.000%, 01/01/11 ........................       1,000,000        1,207,500
Cook County, Illinois Ser. B
  5.750%, 11/15/04 .......................        1,215,000        1,313,719

                                                                 -----------
                                                                   4,633,719
                                                                 -----------
Indiana-3.1%
Indiana University Revenue
  Student Fee Ser. K
  6.500%, 08/01/05 .......................        1,000,000        1,125,000
                                                                 -----------
Iowa-3.0%
Iowa Student Loan Liquidation Corp. ......
  6.800%, 03/01/05 .......................        1,000,000        1,083,750
                                                                 -----------
Maryland-2.8%
Maryland State & Local Facilities
  5.000%, 08/01/08 .......................        1,000,000        1,030,000
                                                                 -----------
Massachusetts-5.8%
Massachusetts State
  Refunding Ser. B
  5.500%, 11/01/07 .......................        1,000,000        1,066,250
Massachusetts State Water Resources
  Ser. B  5.700%, 11/01/02 ...............        1,000,000        1,065,000
                                                                 -----------
                                                                   2,131,250
                                                                 -----------
Mississippi-2.9%
Mississippi State Ser. E
  5.300%, 09/01/08 .......................        1,000,000        1,045,000
                                                                 -----------
Missouri-2.8%
Missouri State Health & Education
  Facility
  5.100%, 05/15/09 .......................        1,000,000        1,016,250
                                                                 -----------


New York-6.0%
New York City, New York Ser. G
  5.750%, 02/01/08 .......................       $1,000,000       $1,050,000
New York State Dormitory Authority
  Revenue
  6.500%, 05/15/06 .......................        1,000,000        1,125,000
                                                                 -----------
                                                                   2,175,000
                                                                 -----------
Ohio-2.9%
Ohio State Water Development
  Authority Revenue
  5.750%, 06/01/04 .......................        1,000,000        1,077,500
                                                                 -----------
Oklahoma-4.7%
Grand River Dam Authority, Oklahoma
  6.250%, 06/01/11 .......................        1,500,000        1,706,250
                                                                 -----------

Puerto Rico-5.9%
Puerto Rico Commonwealth Refunding
  5.100%, 07/01/02 .......................        1,000,000        1,033,750
Puerto Rico Electric Power Authority Revenue
  6.000%, 07/01/11 .......................        1,000,000        1,117,500
                                                                 -----------
                                                                   2,151,250
                                                                 -----------
Tennessee-3.0%
Memphis, Tennessee Electric System
  6.000%, 01/01/05 .......................        1,000,000        1,087,500
                                                                 -----------
Texas-15.6%
Lewisville, Texas Independent School
  District
  6.000%, 08/15/01 .......................        1,000,000        1,062,500
Port Authority of Houston, Texas
  5.375%, 10/01/05 .......................        1,275,000        1,351,500
San Antonio, Texas Electric & Gas
  5.000%, 02/01/12 .......................        1,000,000        1,005,000
Texas State Refunding Ser. A
  6.000%, 10/01/08 .......................        1,000,000        1,105,000
University of Texas, Permanent
  University Funding
  4.600%, 07/01/08 .......................        1,200,000        1,180,500
                                                                 -----------
                                                                   5,704,500
                                                                 -----------
Virginia-2.8%
Arlington County, Virginia
  5.250%, 08/01/98 .......................        1,000,000        1,010,910
                                                                 -----------
Washington-5.8%
Washington Public Power Supply
  Ser. 1B
  7.100%, 07/01/00 .......................        1,000,000        1,070,000
Washington State Public Power Supply
  5.500%, 07/01/10 .......................        1,000,000        1,035,000
                                                                 -----------
                                                                   2,105,000
                                                                 -----------
TOTAL INVESTMENTS--98.2%
  (cost $34,479,151) .....................                        35,778,104
                                                                 -----------

Cash and Other Assets
  Net of Liabilities--1.8% ...............                           645,830
                                                                 -----------

NET ASSETS--100.0% .......................                       $36,423,934
                                                                 ===========




* Securities which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the securities in full at the earliest refunding date.

See notes to financial statements.

Winthrop Focus Funds--Statement of Assets and Liabilities October 31, 1997
--------------------------------------------------------------------------------


                                                                                  Small            Fixed
                                                    Growth       Growth and      Company          Income        Municipal
                                                     Fund       Income Fund     Value Fund         Fund        Trust Fund
                                                 -----------   ------------    ------------     -----------    -----------

Assets:
     Investments in securities, at value
      (cost $66,107,579, $110,304,761,
      $207,563,362, $56,700,335, and
      $34,479,151, respectively) .............    $93,954,977   $164,802,977   $303,421,463    $57,994,961     $35,778,104
     Cash ....................................          5,103          6,022         16,044            564          18,919
     Receivable for investment securities sold        369,678        771,748           --        1,778,060             --
     Receivable for capital stock sold .......        152,231        113,288        601,708         52,237           9,805
     Dividends and interest receivable .......         79,549        201,218        164,120      1,046,287         633,418
     Reimbursement due from advisor ..........           --             --             --           49,628          27,808
     Deferred organization costs (Note A) ....           --             --             --             --            15,665
                                                 ------------   ------------   ------------   ------------    ------------
        Total assets .........................     94,561,538    165,895,253    304,203,335     60,921,737      36,483,719
                                                 ------------   ------------   ------------   ------------    ------------
Liabilities:
     Payable to investment advisor ...........         61,710         87,946        197,229           --              --
     Payable to distributor ..................         30,977         54,855         90,270         16,441           9,580
     Payable for investment securities
      purchased ..............................      1,005,574        143,475      2,148,186      2,660,221            --
     Payable for capital stock redeemed ......         14,262        132,306         72,140         53,257           5,000
     Dividend payable ........................           --             --             --           61,358          28,133
     Accrued expenses and other liabilities ..        144,644        226,210        299,752            528          17,072
                                                 ------------   ------------   ------------   ------------    ------------
        Total liabilities ....................      1,257,167        644,792      2,807,577      2,791,805          59,785
                                                 ------------   ------------   ------------   ------------    ------------
Net Assets ...................................    $93,304,371   $165,250,461   $301,395,758    $58,129,932     $36,423,934
                                                 ============   ============   ============   ============    ============
Net Assets Consist of:
     Capital paid-in .........................    $60,155,719   $104,040,048   $203,774,867    $57,498,773     $35,572,037
     Undistributed net investment income .....         92,880        282,424        832,780           --              --
     Accumulated net realized gain

      (loss) on investments ..................      5,208,374      6,429,773        930,010       (663,467)       (447,056)
     Net unrealized appreciation
      on investments .........................     27,847,398     54,498,216     95,858,101      1,294,626       1,298,953
                                                 ------------   ------------   ------------   ------------    ------------
                                                  $93,304,371   $165,250,461   $301,395,758    $58,129,932     $36,423,934
                                                 ============   ============   ============   ============    ============
Class A Shares:
     Net assets ..............................    $82,925,955   $145,586,140   $283,000,661    $54,755,147     $35,878,146
                                                 ============   ============   ============   ============    ============
     Shares outstanding ......................      5,695,053      7,247,442     12,126,531      5,387,619       3,486,110
                                                 ============   ============   ============   ============    ============
     Net asset value and redemption
      value per share ........................         $14.56         $20.09         $23.34         $10.16          $10.29
                                                 ============   ============   ============   ============    ============
     Maximum offering price per share
      (net asset value plus sales charge of
      4.75% of offering price) ...............         $15.29         $21.09         $24.50         $10.67          $10.80
                                                 ============   ============   ============   ============    ============
Class B Shares:
     Net assets ..............................    $10,378,416    $19,664,321    $18,395,097     $3,374,785        $545,788
                                                 ============   ============   ============   ============    ============
     Shares outstanding ......................        720,005        980,348        795,758        332,030          53,034
                                                 ============   ============   ============   ============    ============
     Net asset value and offering price
      per share ..............................         $14.41         $20.06         $23.12         $10.16          $10.29
                                                 ============   ============   ============   ============    ============


See notes to financial statements.
17

Winthrop Focus Funds--Statement of Operations for the year ended October 31,
1997
--------------------------------------------------------------------------------

                                                                                      Small        Fixed
                                                           Growth     Growth and     Company      Income     Municipal
                                                            Fund     Income Fund   Value Fund      Fund     Trust Fund
                                                        -----------  -----------   -----------  ----------   ----------

Investment Income:
     Dividends .......................................   $1,205,638   $2,793,376   $3,978,643    $      --    $       --
     Interest ........................................      130,152      649,270      484,803    3,830,250     1,909,481
                                                         ----------   ----------   ----------   ----------    ----------
         Total investment income .....................    1,335,790    3,442,646    4,463,446    3,830,250     1,909,481
                                                         ----------   ----------   ----------   ----------    ----------
Expenses:
     Investment advisory fees (Note B) ...............      636,464      915,897    1,993,178      354,902       234,803

     Distribution fees--Class A (Note B) .............      234,630      397,878      743,608      162,999       111,128
     Distribution fees--Class B (Note B) .............       66,519      130,709      110,675       24,511         5,259
     Transfer agent fees .............................      106,900      157,900      306,000       60,000        38,700
     Custodian fees ..................................       71,900      105,400      145,000       67,000        53,000
     Legal fees ......................................       10,000       22,000       37,000        8,000         5,000
     Auditing fees ...................................       10,000       21,000       34,000        9,000         8,500
     Printing fees ...................................       24,000       39,000       79,000       14,000        12,000
     Trustees' fees ..................................        7,000       10,000       23,000        7,000         5,000
     Registration fees ...............................       22,800       43,991       56,991       31,992        32,993
     Miscellaneous ...................................       12,050       23,089       44,621       10,314         8,441
     Amortization of organization costs (Note A) .....         --           --           --           --          21,184
                                                         ----------   ----------   ----------   ----------    ----------
        Total expenses ...............................    1,202,263    1,866,864    3,573,073      749,718       536,008
        Less expenses reimbursed by
         investment advisor (Note B) .................         --           --           --       (164,718)     (269,050)
                                                         ----------   ----------   ----------   ----------    ----------
        Net expenses .................................    1,202,263    1,866,864    3,573,073      585,000       266,958
                                                         ----------   ----------   ----------   ----------    ----------
Net Investment Income ................................      133,527    1,575,782      890,373    3,245,250     1,642,523
                                                         ----------   ----------   ----------   ----------    ----------
Realized and Unrealized Gain on Investments--(Note C):
      Net realized gain on investments ...............    5,220,436    6,767,295   16,196,036      314,714       279,215
      Net change in unrealized appreciation
        on investments ...............................   13,577,222   28,947,100   55,151,733      168,816       746,848
                                                        -----------  -----------  -----------  -----------   -----------
      Net realized and unrealized gain
        on investments ...............................   18,797,658   35,714,395   71,347,769      483,530     1,026,063
                                                        -----------  -----------  -----------  -----------   -----------
Increase in Net Assets from Operations ...............  $18,931,185  $37,290,177  $72,238,142   $3,728,780    $2,668,586
                                                        ===========  ===========  ===========   ==========    ==========

See notes to financial statements.

Winthrop Focus Funds--Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                Growth Fund            Growth and Income Fund
                                                        ---------------------------  ---------------------------
                                                                Year Ended                   Year Ended
                                                         10/31/97       10/31/96       10/31/97      10/31/96
                                                       ------------   ------------   ------------  ------------
Operations:
     Net investment income ..........................  $   133,527     $  290,019     $  1,575,782    $   1,759,734
     Net realized gain on investments ...............    5,220,436      6,591,571        6,767,295       11,355,940
     Net change in unrealized
     appreciation on investments ....................   13,577,222      4,528,416       28,947,100        7,715,321
                                                       ------------    ----------    -------------    -------------

     Increase in net assets from operations .........   18,931,185     11,410,006       37,290,177       20,830,995
                                                       ------------    ----------    -------------    -------------
Dividends and Distributions to Shareholders from:
     Investment income:
      Class A .......................................     (280,254)      (199,179)      (1,549,544)      (1,560,079)
      Class B .......................................      (10,276)          --            (43,477)         (26,691)
     Realized gains on investments:
      Class A .......................................   (6,295,539)    (3,854,607)     (11,011,422)      (2,114,222)
      Class B .......................................     (298,769)          --           (683,252)            --
                                                        ----------    -------------    -------------    ------------
     Total Dividends and Distributions to
      Shareholders ..................................   (6,884,838)    (4,053,786)     (13,287,695)      (3,700,992)
                                                       -----------    -------------    -------------    ------------
Capital Stock Transactions--(Net) Note D ............    9,985,223      7,970,431       20,899,863       15,243,210
                                                        ----------    -------------    -------------    ------------
     Total increase in net assets ...................   22,031,570     15,326,651       44,902,345       32,373,213
Net Assets:
     Beginning of year ..............................   71,272,801     55,946,150      120,348,116       87,974,903
                                                        ----------    -------------    -------------    ------------
     End of year (including undistributed
     net investment income of $92,880 and
     $249,883 for the Growth Fund at
     10/31/97 and 10/31/96, respectively,
     and $282,424 and $299,663 for the
     Growth and Income Fund at 10/31/97
     and 10/31/96, respectively) ...................  $ 93,304,371    $71,272,801     $165,250,461     $120,348,116
                                                      =============   ===========    =============    =============

                                                           Small Company Value Fund         Fixed Income Fund
                                                          ---------------------------  ---------------------------
                                                                  Year Ended                   Year Ended
                                                           10/31/97         10/31/96       10/31/97         10/31/96
                                                         ------------     ------------   -------------   --------------

Operations:
     Net investment income ......................       $   890,373   $    1,046,264     $  3,245,250     $   3,296,699
     Net realized gain (loss) on investments ....        16,196,036        9,125,357          314,714         (765,991)
     Net change in unrealized appreciation
      on investments ............................        55,151,733       18,057,004          168,816         (148,726)
                                                      -------------    -------------    -------------    -------------
     Increase in net assets from operations .....        72,238,142       28,228,625        3,728,780        2,381,982
                                                      -------------    -------------    -------------    -------------
Dividends and Distributions to Shareholders from:
     Investment income:
      Class A ...................................        (1,023,009)        (463,915)      (3,122,839)      (3,263,578)
      Class B ...................................           (22,095)            --           (122,411)         (33,121)
     Realized gains on investments:
      Class A ...................................        (8,883,595)      (4,882,667)            --               --
      Class B ...................................          (251,999)            --               --               --
                                                      -------------    -------------    -------------    -------------

     Total Dividends and Distributions
     to Shareholders ............................       (10,180,698)      (5,346,582)      (3,245,250)      (3,296,699)
                                                      -------------    -------------    -------------    -------------
Capital Stock Transactions--(Net) Note D ........         5,317,133        8,409,509         (370,950)       5,047,283
                                                      -------------    -------------    -------------    -------------
     Total increase in net assets ...............        67,374,577       31,291,552          112,580        4,132,566
Net Assets:
     Beginning of year ..........................       234,021,181      202,729,629       58,017,352       53,884,786
                                                      -------------    -------------    -------------    -------------
     End of year (including undistributed net
     investment income of $832,780 and
     $987,511 for the Small Company Value
     Fund at 10/31/97 and 10/31/96,
     respectively) ..............................    $  301,395,758    $ 234,021,181    $  58,129,932    $  58,017,352
                                                      =============    =============    =============    =============

See notes to financial statements.
19

--------------------------------------------------------------------------------

                                                                Municipal Trust Fund
                                                            ---------------------------
                                                                    Year Ended
                                                               10/31/97       10/31/96
                                                            ------------    ------------
Operations:
     Net investment income ..............................     $1,642,523      $1,649,320
     Net realized gain on investments ...................        279,215         172,684
     Net change in unrealized appreciation
     on investments .....................................        746,848        (352,918)
                                                            ------------    ------------
     Increase in net assets from operations .............      2,668,586       1,469,086
                                                            ------------    ------------
Dividends and Distributions to Shareholders from:
     Investment income:
      Class A ...........................................     (1,623,296)     (1,642,490)
      Class B ...........................................        (19,227)         (6,830)
                                                            ------------    ------------
     Total Dividends and Distributions to Shareholders ..     (1,642,523)     (1,649,320)
                                                            ------------    ------------
Capital Stock Transactions--(Net) Note D ................     (3,884,712)        404,039
                                                            ------------    ------------
     Total increase in net assets .......................     (2,858,649)        223,805
Net Assets:
     Beginning of year ..................................     39,282,583      39,058,778

                                                            ------------    ------------
     End of year ........................................    $36,423,934     $39,282,583
                                                            ============    ============

See notes to financial statements.
20

Winthrop Focus Funds--Notes to Financial Statements October 31, 1997
--------------------------------------------------------------------------------

Note (A) Significant Accounting Policies. Winthrop Focus Funds ("Winthrop" or "Funds") operates as a series company currently consisting of five portfolios (the "Portfolios"): Winthrop Growth Fund, Winthrop Growth and Income Fund, Winthrop Small Company Value Fund, Winthrop Fixed Income Fund, and Winthrop Municipal Trust Fund. Winthrop, organized as a Massachusetts business trust on November 26, 1985, constitutes a diversified, open-end investment company which is registered under the Investment Company Act of 1940, as amended ("Act"). Effective February 20, 1997, the Winthrop Small Company Value Fund's name was changed from the Winthrop Aggressive Growth Fund.

The investment objective of the Winthrop Growth Fund and the Winthrop Growth and Income Fund is long-term capital appreciation. The Winthrop Growth and Income Fund also seeks continuity of income. The investment objective of the Winthrop Small Company Value Fund is a high level of growth of capital. The Winthrop Fixed Income Fund aims to provide as high a level of total return as is consistent with capital preservation by investing principally in debt securities, including, without limitation, convertible and nonconvertible debt securities of foreign and domestic companies, including both well-known and established and new and lesser-known companies. The Winthrop Municipal Trust Fund's investment objective is to provide as high a level of total return as is consistent with capital preservation by investing principally in high grade tax-exempt municipal securities.

Effective February 28, 1996, each Fund commenced offering two classes of shares. Class A shares are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Both classes have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Wood, Struthers & Winthrop Management Corp. (the "Advisor") is a wholly-owned subsidiary of Donaldson, Lufkin & Jenrette Securities Corporation, which is a wholly-owned subsidiary of Donaldson, Lufkin and Jenrette, Inc. ("DLJ"). DLJ is an independently operated, indirect subsidiary of The Equitable Companies Incorporated, a holding company controlled by AXA-UAP ("AXA"), a member of a large French insurance group. AXA is indirectly controlled by a group of four French mutual insurance companies.

The Funds account separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them on a pro rata basis. The Funds' financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by Winthrop.

     (1) Security Valuation: Securities and options traded on national exchanges and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price at the close of the New York Stock Exchange. Securities for which there have been no sales on such day are valued at the mean of the current bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities, except short-term securities, may be valued on the basis of prices provided by a pricing service when such prices are believed by the Advisor to reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices but take into account institutional size, trading in similar groups of securities and any developments related to the specific securities. Short-term investments, those with a remaining maturity of 60 days or less, are valued at amortized cost, which approximates market value.

     (2) Repurchase Agreements: The Funds may enter into repurchase agreements with financial institutions, deemed to be credit worthy by the Funds' Advisor, subject to the seller's agreement to repurchase and the Funds' agreement to resell such securities at a mutually agreed-upon price. Securities purchased subject to repurchase agreements are deposited with the Funds' custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Funds maintain the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

--------------------------------------------------------------------------------


     (3) Federal Income Taxes: The Funds intend to be treated as "regulated investment companies" under Sub-chapter M of the Internal Revenue Code and to distribute substantially all of their net taxable income. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements. The Fixed Income Fund has an unused capital loss carryover of approximately $556,000 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 1997. If not applied, the carryover expires in fiscal 2004. The Municipal Trust Fund has an unused capital loss carryover of approximately $447,000 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 1997. If not applied, the carryover expires in fiscal 2003.

     (4) Investment Income and Securities Transactions: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Security transactions are accounted for on the date securities are purchased or sold. Security gains and losses are determined on the identified cost basis. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles.

     (5) Dividends and Distributions: Dividends and distributions to shareholders are recorded on the ex-dividend date.

     (6) Deferred Organization Costs: The Municipal Trust Fund will reimburse the Advisor for costs incurred in connection with the Municipal Trust Fund's organization. The costs are being amortized on a straight-line basis over sixty months commencing July 28, 1993.

Note (B) Advisory and Distribution Services Agreement: Under its Advisory Agreement with Winthrop, the Advisor will provide investment advisory services and order placement facilities for Winthrop and pay all compensation of Trustees of Winthrop who are affiliated persons of the Advisor. The Advisor or its affiliates will also furnish Winthrop, without charge, management supervision and assistance and office facilities. Winthrop will pay the Advisor at the following annual percentage rates of the average daily net assets of each Fund:
Growth Fund, .750 of 1% of the first $100,000,000, .500 of 1% of the balance; Growth and Income Fund, .750 of 1% of the first $75,000,000, .500 of 1% of the balance; Small Company Value Fund, .875 of 1% of the first $100,000,000, .750 of 1% of the next $100,000,000 and .625 of 1% of net assets in excess of $200,000,000; Fixed Income Fund, .625 of 1% of the first $100,000,000, .500 of
1% of the balance; and Municipal Trust Fund, .625 of 1% of the first $100,000,000, .500 of 1% of the balance. Such fees will be accrued daily and paid monthly.

For the year ended October 31, 1997, the Advisor reduced its management fees and reimbursed operating expenses by the amount that total fund operating expenses exceeded 1.00% of the average daily net assets of the Class A shares and 1.70% of the average daily net assets of the Class B shares of the Fixed Income Fund. For the Municipal Trust Fund, during the period November 1, 1996 through June 2, 1997, the Advisor reduced its management fees and reimbursed operating expenses by the amount that total fund operating expenses exceeded .50% of the average daily net assets of the Class A shares and 1.20% of the average daily net assets of the Class B shares. For the period November 1, 1997 through April 30, 1998 for the Fixed Income Fund and for the period June 3, 1997 through April 30, 1998 for the Municipal Trust Fund, the Advisor has agreed, with respect to both Funds, to reduce its management fees and reimburse operating expenses by the amount that total fund operating expenses exceed 1.00% of the average daily net assets of each Fund's Class A shares and 1.70% of the average daily net assets of each Fund's Class B shares. After April 30, 1998, the Advisor may, in its sole discretion, determine to discontinue this practice with respect to both or either of such Funds. As a result of the voluntary assumption of expenses, the

Advisor reimbursed the Fixed Income Fund and Municipal Trust Fund $164,718 and $269,050, respectively, during the year ended October 31, 1997.

Pursuant to Rule 12b-1 under the Act, Winthrop has entered into a Distribution Services Agreement (the "Agreement") with Donaldson, Lufkin & Jenrette Securities Corporation, Winthrop's Distributor, under which Winthrop pays a distribution services fee to the Distributor at an annual rate of .30 of 1% of the average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to Class B shares. Under the Agreement, each Fund is obligated to pay distribution and/or service fees to the Distributor as compensation for its distribution and service activities, not as reimbursement for specific expenses incurred. If the Distributor's expenses exceed its distribution and service fees, the Fund will not be obligated to pay additional expenses. If the Distributor's expenses are less than such distribution and service fees, it will retain its full fees and realize a profit. In addition, the Agreement provides that the Advisor may use its own resources including fees from investment companies (including Winthrop) to finance the distribution of Winthrop's shares.

--------------------------------------------------------------------------------

Note (C) Investment Transactions: For federal income tax purposes, the cost of securities owned at October 31, 1997, was substantially the same as the cost of securities for financial statement purposes. At October 31, 1997, the components of the net unrealized appreciation (depreciation) on investments were as follows:

                                                Growth    Growth and Income  Small Company  Fixed Income   Municipal Trust
                                                 Fund           Fund          Value Fund         Fund            Fund
                                              ----------   ---------------   ------------    ----------    ---------------
Gross appreciation (investments having an
  excess of value over cost) ............    $28,766,865     $56,316,198     $97,191,750      $1,294,626      $1,305,734
Gross depreciation (investments having an
  excess of cost over value) ............       (919,467)     (1,817,982)     (1,333,649)              --         (6,781)
                                              ----------    ------------    ------------     ------------    ------------
Net unrealized appreciation of
  investments ...........................    $27,847,398     $54,498,216     $95,858,101      $1,294,626      $1,298,953
                                            ============    ============     ===========     ===========      ===========

     For the period ended October 31, 1997, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:



                                             Growth    Growth and Income  Small Company  Fixed Income  Municipal Trust
                                              Fund           Fund          Value Fund        Fund          Fund
                                           ----------   ---------------   ------------   ------------   ------------
Purchases ..............................  $36,049,694     $38,124,476     $52,799,553    $65,641,563    $31,352,560
Sales ..................................   33,728,015      28,255,112      78,741,393     67,226,472     34,963,586

Note (D) Shares of Beneficial Interest: There is an unlimited number of shares ($0.01 par value authorized). Transactions in shares of beneficial interest were as follows:


                                              GROWTH FUND                         GROWTH AND INCOME FUND
                               ------------------------------------------------  -----------------------------------------------
                                             Year Ended October 31,                           Year Ended October 31,
                                          1997                    1996                    1997                    1996
                               --------------------------  --------------------  ----------------------- -----------------------
                                Shares         Amount      Shares     Amount       Shares      Amount      Shares       Amount
                               ---------    -----------  ---------  ----------   ---------- ------------  ---------   ----------

Class A
Shares sold ................   437,629     $ 5,865,281     659,662  $ 7,791,827     893,473  $16,234,868   1,164,764   $18,470,066
Shares issued through
reinvestment of dividends
and distributions ..........   473,727       5,681,333     323,919    3,499,542     645,324   10,634,266     197,158     2,969,907
                               -------     -----------    --------  -----------   ---------   ----------  ----------  ------------
                               911,356      11,546,614     983,581   11,291,369   1,538,797   26,869,134   1,361,922    21,439,973
                               -------     -----------   --------   -----------   ---------   ----------  ----------  ------------
Shares redeemed ............  (582,439)     (7,873,990)   (544,548)  (6,369,265)   (915,088) (16,802,597)   (775,120) (12,425,324)
                               -------     -----------   --------   -----------   ---------   ----------  ----------  ------------
Net increase................   328,917     $ 3,672,624     439,033  $ 4,922,104     623,709  $10,066,537     586,802   $ 9,014,649
                               =======     ===========    ========  ===========   =========   ==========  ==========   ===========
Class B*
Shares sold ................   474,191     $ 6,445,214     257,899  $ 3,126,900     614,345  $11,255,686     397,069   $ 6,478,685
Shares issued through
reinvestment of
dividends and
distributions ..............    25,191         300,539         --          --        42,360      694,854       1,551        25,566
                               -------     -----------  ---------- ------------   ---------   ----------  ----------   -----------
                               499,382       6,745,753     257,899    3,126,900     656,705   11,950,540     398,620     6,504,251
                               -------     -----------  ---------- ------------   ---------   ----------  ----------   -----------
Shares redeemed ............   (30,834)       (433,154)     (6,442)     (78,573)    (58,047)  (1,117,214)    (16,930)     (275,690)
                               -------     -----------  ---------- ------------   ---------   ----------  ----------   -----------
Net increase ...............   468,548     $ 6,312,599     251,457  $ 3,048,327     598,658  $10,833,326     381,690   $ 6,228,561
                               =======     ===========  ==========  ===========   =========   ==========  ==========   ===========


* Winthrop commenced offering Class B shares on February 28, 1996.

--------------------------------------------------------------------------------

                                         SMALL COMPANY VALUE FUND                              FIXED INCOME FUND
                            ---------------------------------------------------  -------------------------------------------------
                                           Year Ended October 31,                            Year Ended October 31,
                                        1997                     1996                      1997                     1996
                            -------------------------- ------------------------  -----------------------  ------------------------
                              Shares         Amount       Shares       Amount      Shares      Amount       Shares       Amount
                            ----------     -----------  ----------   ----------  ---------   ----------   ----------   ----------

Class A
Shares sold ...............  1,563,609    $ 32,372,641   2,166,779  $37,617,929   1,007,188  $10,106,275   1,462,054   $14,868,063
Shares issued through
  reinvestment of dividends
  and distributions ........   520,341       9,336,451     299,334    4,999,339     227,876    2,280,614     228,562     2,298,998
                             ---------    ------------ -----------  -----------  ----------  -----------   ---------   -----------
                             2,083,950      41,709,092   2,466,113   42,617,268   1,235,064   12,386,889   1,690,616    17,167,061
                             ---------    ------------ -----------  -----------  ----------  -----------   ---------   -----------
Shares redeemed ............ 2,325,116)    (45,822,643) (2,302,746) (40,353,318) (1,447,949) (14,465,843) (1,365,005)  (13,732,889)
                             ---------    ------------ -----------  -----------  ----------  -----------   ---------   -----------
Net increase (decrease).....  (241,166)   $ (4,113,551)    163,367  $ 2,263,950    (212,885) $(2,078,954)    325,611   $ 3,434,172
                             =========    ============ ===========  ===========  ==========  ===========   =========   ===========
Class B*
Shares sold ................   488,038    $ 10,257,289     349,790  $ 6,251,446     234,034  $ 2,345,418     167,890   $ 1,673,750
Shares issued through
  reinvestment of dividends
  and distributions ........    14,941         266,712        --          --          9,475       94,809       3,016        29,872
                             ---------    ------------ -----------  -----------  ----------  -----------   ---------   -----------
                               502,979      10,524,001     349,790    6,251,446     243,509    2,440,227     170,906     1,703,622
                             ---------    ------------ -----------  -----------  ----------  -----------   ---------   -----------
Shares redeemed ............   (50,994)     (1,093,317)    (6,017)     (105,887)    (73,268)    (732,223)     (9,117)      (90,511)
                             ---------    ------------ -----------  -----------  ----------  -----------   ---------   -----------
Net increase ...............   451,985    $  9,430,684     343,773  $ 6,145,559     170,241  $ 1,708,004     161,789   $ 1,613,111
                             =========    ============ ===========  ===========  ==========  ===========   =========   ===========




                                            MUNICIPAL TRUST FUND
                              ---------------------------------------------------
                                           Year Ended October 31,
                                         1997                  1996

                              ------------------------ --------------------------
                                 Shares       Amount      Shares        Amount
                              -----------  ----------- -----------  -------------
Class A
Shares sold ...............      620,191   $6,261,100      778,590    $7,762,187
Shares issued through
  reinvestment of dividends
  and distributions .......      124,371    1,258,384      130,153     1,298,598
                              ----------   ----------   ----------    ----------
                                 744,562    7,519,484      908,743     9,060,785
                              ----------   ----------   ----------    ----------
Shares redeemed ...........   (1,134,519) (11,447,099)    (916,513)   (9,136,736)
                              ----------   ----------   ----------    ----------
Net decrease ..............     (389,957) $(3,927,615)      (7,770)   $  (75,951)
                              ==========   ==========   ==========    ==========
Class B*
Shares sold ................      36,704   $  373,121       48,213    $  473,753
Shares issued through
  reinvestment of dividends        1,332       13,451          629         6,237
                               ---------   ----------    ---------    ----------
                                  38,036      386,572       48,842       479,990
                               ---------   ----------    ---------    ----------
Shares redeemed ............     (33,844)    (343,669)         --           --
                                ---------  ----------    ---------    ----------
Net increase ...............        4,192  $   42,903       48,842    $  479,990
                                =========  ==========    =========    ==========


*Winthrop commenced offering Class B shares on February 28, 1996.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The table below sets forth financial data for a share of capital stock outstanding throughout each period presented. This information has been derived from information provided in the financial statements.

                              Net
                           Realized                                                                  Ratio of
                              and     Dividends            Net                 Net          Ratio of    Net
        Net               Unrealized   from    Distri-   Asset              Assets         Expenses Investment
       Asset        Net    Gains or     Net    butions   Value,             End of           to       Income               Average
       Value,   Investment (Losses) Investment  from      End               Period         Average   (Loss)to  Portfolio  Commission
      Beginning   Income      on      Income   Capital    of       Total     (000            Net    Average Net Turnover    Rate
      of Period   (Loss)  Securities (Loss)     Gains   Period    Return++  omitted)     Assets(2)   Assets(2)   Rate      Paid(4)
       --------  --------  -------- --------  --------  --------  --------  --------     ----------  --------  --------   ---------
Growth Fund--Years Ended October 31,
Class A
1997    $12.69     $0.028    $3.065  ($0.048)  ($1.175)  $14.56     26.48%   $ 82,926       1.36%      0.21%     41.1%     $0.07
1996     11.35      0.053     2.107   (0.038)   (0.782)   12.69     20.32      68,096       1.48       0.47      60.6       0.06
1995     10.82      0.037     1.190   (0.012)   (0.685)   11.35     12.21      55,946       1.63       0.35     101.7       N/A
1994     10.97      0.014     0.435    --       (0.599)   10.82      4.15      52,455       1.65       0.06      28.2       N/A
1993     11.10      0.061     1.386   (0.077)   (1.500)   10.97     14.36      49,446       1.36       0.56      61.7       N/A
Class B (3)
1997     12.63     (0.030)    3.016   (0.031)   (1.175)   14.41     25.66      10,378       2.06      (0.51)     41.1       0.07
1996     11.88     (0.013)    0.763      --        --     12.63      6.40       3,177       2.17  (1) (0.34)(1)  60.6       0.06
Growth and Income Fund--Years Ended October 31,
Class A
1997    $17.18     $0.211    $4.588  ($0.214)  ($1.675)  $20.09     30.53%   $145,586       1.22%      1.15%     19.8%      $0.06
1996     14.57      0.266     2.935   (0.241)   (0.350)   17.18     22.60     113,803       1.36       1.68      44.0        0.06
1995     13.38      0.254     1.769   (0.266)   (0.567)   14.57     16.10      87,975       1.58       1.94      31.8        N/A
1994     13.42      0.244     0.358   (0.223)   (0.419)   13.38      4.58      67,020       1.64       1.88      25.9        N/A
1993     12.35      0.270     1.720   (0.271)   (0.649)   13.42     16.93      52,166       1.33       2.12      36.4        N/A
Class B (3)
1997     17.15      0.079     4.577   (0.071)   (1.675)   20.06     29.59      19,664       1.92       0.39      19.8        0.06
1996     16.05      0.136     1.109   (0.145)      --     17.15      7.67       6,545       1.99 (1)   1.06 (1)  44.0        0.06
Small Company Value Fund--Years Ended October 31,
Class A
1997    $18.41     $0.073    $5.661  ($0.081)  ($0.723)  $23.34     32.48%   $283,001       1.35%      0.37%     21.1%      $0.06
1996     16.61      0.084     2.162   (0.037)   (0.409)   18.41     13.80     227,716       1.47       0.48      35.1        0.06
1995     15.65      0.035     1.621      --     (0.696)   16.61     11.10     202,730       1.64       0.23      25.1        N/A
1994     16.11      0.105     0.603   (0.026)   (1.142)   15.65      4.67     144,624       1.70      (0.04)     31.6        N/A
1993     14.00      0.123     3.195   (0.011)   (1.197)   16.11     25.34      77,903       1.44       0.32     134.3        N/A
Class B (3)
1997     18.34     (0.021)    5.576   (0.052)   (0.723)   23.12     31.55      18,395       2.05     (0.32)      21.1        0.06
1996     17.41     (0.023)    0.953      --        --     18.34      5.28       6,305       2.15 (1) (0.34) (1)  35.1        0.06

Fixed Income Fund--Years Ended October 31,
Class A
1997    $10.07     $0.575    $0.090  ($0.575) $    --    $10.16      6.84%    $54,755       1.00%      5.74%    119.3%       N/A
1996     10.22      0.577    (0.150)  (0.577)      --     10.07      4.34      56,388       1.00       5.72      90.2        N/A
1995      9.66      0.588     0.560   (0.588)      --     10.22     12.23      53,885       1.00       5.90      66.1        N/A
1994     10.93      0.567    (1.027)  (0.567)   (0.243)    9.66     (4.37)     39,150       0.93       5.58      55.9        N/A
1993     10.40      0.622     0.567   (0.622)   (0.037)   10.93     11.79      40,881       0.83       5.79      95.6        N/A
Class B (3)
1997     10.07      0.504     0.090   (0.504)      --     10.16      6.10       3,375       1.70       4.99     119.3        N/A
1996     10.22      0.339    (0.150)  (0.339)      --     10.07      2.23       1,629       1.70 (1)   5.03 (1)  90.2        N/A
Municipal Trust Fund--Years Ended October 31,
Class A
1997    $10.01     $0.445    $0.280  ($0.445) $    --    $10.29      7.37%    $35,878       0.70%      4.38%     84.3%       N/A
1996     10.06      0.425    (0.050)  (0.425)      --     10.01      3.83      38,794       0.80       4.26      79.3        N/A
1995      9.51      0.389     0.550   (0.389)      --     10.06     10.06      39,059       1.00       3.97      49.3        N/A
1994     10.10      0.365    (0.590)  (0.365)      --      9.51     (2.27)     34,470       0.83       3.71      42.5        N/A
1993+    10.00      0.085     0.100   (0.085)      --     10.10      7.15 (1)  33,794       0.75 (1)   3.28 (1)    --        N/A
Class B (3)
1997     10.01      0.370     0.280   (0.370)      --     10.29      6.62         546       1.40       3.66      84.3        N/A
1996     10.12      0.248    (0.110)  (0.248)      --     10.01      1.42         489       1.23  (1)  3.81 (1)  79.3        N/A

------------------------------

 + Commencement of operations for the Municipal Trust Fund was July 28, 1993. ++ Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return. Total return calculated for a period of less than one year is not annualized.
(1) Annualized
(2) Net of voluntary assumption by Advisor of expenses, expressed as a percentage of average net assets, as follows: Fixed Income Fund Class A shares, .30%, and .34%, .51%, .67%, and .58% for the years ended 10/31/97,
    96, 95, 94, and 93, respectively; Fixed Income Fund Class B shares, .30% for the year ended 10/31/97, and .34% (annualized) for the period 2/28/96 through 10/31/96; Municipal Trust Fund Class A shares, .74%, .64%, .58%, .77% and 1.15% (annualized) for the years ended 10/31/97, 96, 95, 94 and 93, respectively, and Municipal Trust Fund Class B shares,.74% for the year ended 10/31/97, and .64% (annualized ) for the period 2/28/96 through 10/31/96.
(3) Winthrop commenced offering Class B shares on February 28, 1996.
(4) For fiscal years beginning after November 1, 1995, the Funds are required to disclose the average commission rate paid for purchases and sales of equity securities.

Report of Ernst & Young LLP, Independent Auditors
--------------------------------------------------------------------------------

Shareholders and Board of Trustees
Winthrop Focus Funds

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Winthrop Focus Funds (comprising, respectively, Winthrop Fixed Income Fund, Winthrop Growth Fund, Winthrop Growth and Income Fund, Winthrop Municipal Trust Fund and Winthrop Small Company Value Fund) as of October 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting Winthrop Focus Funds at October 31, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.


                                                      /s/ Ernst + Young LLP

New York, New York
December 10, 1997

Winthrop Focus Funds -- Tax Information (unaudited)
--------------------------------------------------------------------------------

We are required by Subchapter M of the Internal Revenue Code of 1986 to advise you as to the federal tax status of distributions received by shareholders during the Funds' fiscal year ended October 31, 1997. Accordingly, we are advising you that the following distributions paid during the fiscal year by the Funds were derived from the following sources:


                                                                                Ordinary Income
                                                                            Distributions per Share
                                                                             --------------------
                                               Tax        Alternative         From         From          From
                                             Exempt       Minimum Tax      Investment   Short-Term     Long-Term
Fund                                         Income*        Income           Income    Capital Gains Capital Gains
----                                       ----------     ----------       ----------   ----------    ----------

Winthrop Growth Fund-Class A               $    -         $    -          $   0.048     $  0.147      $  1.028
Winthrop Growth Fund-Class B                    -              -              0.031        0.147         1.028
Winthrop Growth and Income Fund-Class A         -              -              0.214        0.256         1.419
Winthrop Growth and Income Fund-Class B         -              -              0.071        0.256         1.419
Winthrop Small Company Value Fund-Class A       -              -              0.081        0.286         0.437
Winthrop Small Company Value Fund-Class B       -              -              0.052        0.286         0.437
Winthrop Fixed Income Fund-Class A              -              -              0.575          -             -
Winthrop Fixed Income Fund-Class B              -              -              0.504          -             -
Winthrop Municipal Trust Fund-Class A         0.387          0.056            0.002          -             -
Winthrop Municipal Trust Fund-Class B         0.322          0.047            0.001          -             -

--------------------------
*Federally exempt interest dividends

Because each Fund's fiscal year is not the calender year, calender year taxpayers should use dollar amounts and the nature of those amounts referenced on Form 1099-DIV which will be mailed to you in late January, 1998. Included with your 1099-DIV will be a notice identifying the percentage of ordinary income dividends paid in 1997 which were derived from Federal obligations and a breakout of long-term capital gains enabling shareholders to identify the appropriate tax rates to be applied. In addition, for use by our Winthrop Municipal Trust shareholders, a schedule referencing the source of federal tax exempt income identified by state will be provided. Shareholders are advised to consult their own tax advisors with respect to the tax consequenses of their investments in each Fund.

                              WINTHROP FOCUS FUNDS
                                 (800) 225-8011

                                    TRUSTEES
                 G. Moffett Cochran   Stig Host   William H. Mathers
                  Robert L. Bast   James L. McCabe   William C. Simpson
                     James A. Engle   Carl B. Menges   Peter F. Krogh
                  John J. Halsey   John J. Sheehan   Stephen K. West
                                Dennis G. Little

                                    OFFICERS
                   G. Moffett Cochran, Chairman and President
                        Sam M. D'Agostino, Vice President
                         James A. Engle, Vice President
              Martin Jaffe, Vice President, Treasurer and Secretary
                        Richard J. Hanlon, Vice President
                        Cathy A. Jameson, Vice President
                        Brian A. Kammerer, Vice President
                      Marybeth B. Leithead, Vice President
                        Hugh M. Neuburger, Vice President
                         Roger W. Vogel, Vice President

                               INVESTMENT ADVISOR
                   Wood Struthers & Winthrop Management Corp.
       An Investment Management Subsidiary of Donaldson, Lufkin & Jenrette
                       277 Park Avenue, New York, NY 10172

                                    CUSTODIAN
                                 Citibank, N.A.
                       111 Wall Street, New York, NY 10043

                                 TRANSFER AGENT
                               FPS Services, Inc.
                       P.O. Box 61503 (3200 Horizon Drive)
                         King of Prussia, PA 19406-0903

                                   DISTRIBUTOR
               Donaldson, Lufkin & Jenrette Securities Corporation
                       277 Park Avenue, New York, NY 10172

                              INDEPENDENT AUDITORS
                                Ernst & Young LLP
                     787 Seventh Avenue, New York, NY 10019

                                  LEGAL COUNSEL
                               Sullivan & Cromwell
                      125 Broad Street, New York, NY 10004

   This report is submitted for the general information of the stockholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which should be read carefully before investing.



                           Wood, Struthers & Winthrop

                                Established 1871


                                      S
                                  W        W

                                    [LOGO]

                       Investment Management Subsidiary of

                          Donaldson, Lufkin & Jenrette
                             Securities Corporation
                             (The Fund Distributor)

                                   WFF-2 12/97


                           [LOGO]   WINTHROP   [LOGO]
                                  MUTUAL FUNDS

                           WINTHROP FIXED INCOME FUND

                              WINTHROP GROWTH FUND

                         WINTHROP MUNICIPAL TRUST FUND

                       WINTHROP SMALL COMPANY VALUE FUND

                                OCTOBER 31, 1997

                                    ANNUAL
                                    REPORT

                                  [GRAPHIC]
28